Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 01, 2013
Document and Entity Information
Entity Registrant Name	BlackRock Global Horizons I L.P.
Entity Central Index Key	0000904918
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding		252,460,039
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $)	Dec. 31, 2012		Dec. 31, 2011
ASSETS:
Cash and cash equivalents	$ 117,403,824		$ 196,117,766
Equity in commodity futures trading accounts:
Cash (restricted cash $17,940,020 and $17,272,542)	58,538,589		50,930,747
Net unrealized profit / market value on open contracts / options	1,341,535		2,633,381
Investments in Non-Consolidated LLCs (cost $108,415,115 and $157,905,014)	99,262,759	[1]	157,474,126	[1]
Due from Non-Consolidated LLCs	6,049,277		37,488
Accrued interest and other assets	15,083		11,520
TOTAL ASSETS	282,611,067		407,205,028
LIABILITIES:
Net unrealized loss / market value on open contracts / options	3,026,653		370,340
Due to Non-Consolidated LLCs			254,832
Redemptions payable	14,623,211		7,402,636
Profit Shares payable	833,392		498,661
Distribution fees payable	688,763		980,952
Trading Advisors' management fees payable	347,141		464,787
Sponsor fees payable	290,296		413,081
Administrator fees payable	228,421		375,692
Professional fees payable	762,458		437,409
Other fees payable	147,764		196,672
Total liabilities	20,948,099		11,395,062
PARTNERS' CAPITAL:
General Partner (3,355,287 and 3,211,292 Units)	3,636,703		3,836,207
Limited Partners (250,849,166 and 350,651,611 Units)	258,026,265		391,973,759
Total partners' capital	261,662,968		395,809,966
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 282,611,067		$ 407,205,028

[1]	See Note 3

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
Restricted cash (in dollars)	$ 17,940,020	$ 17,272,542
Investments in Non-Consolidated LLCs cost (in dollars)	$ 108,415,115	$ 157,905,014
General Partner, Units	3,355,287	3,211,292
Limited Partners, Units	250,849,166	350,651,611

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
TRADING PROFITS (LOSSES):
Realized	$ (2,681,787)		$ 15,819,067		$ 24,680,503
Change in unrealized	(4,232,518)		(7,550,144)		10,194,641
Change in value of investments in Non-Consolidated LLCs	(9,152,356)	[1]	(430,888)	[1]
Brokerage commissions and clearing costs	(1,015,380)		(2,247,622)		(2,678,247)
Total trading profits (losses)	(17,082,041)		5,590,413		32,196,897
INVESTMENT INCOME:
Interest	219,591		269,659		492,166
EXPENSES:
Profit Shares	355,170		1,490,923		4,126,005
Distribution fees	6,142,552		10,193,861		9,553,526
Trading Advisors' management fees	2,943,719		5,073,428		4,558,253
Sponsor fees	2,580,154		4,286,905		4,014,803
Administrator fees	756,231		1,028,273		1,009,000
Professional fees	976,629		549,755		705,034
Other fees	214,315		429,317		392,000
Total expenses	13,968,770		23,052,462		24,358,621
NET INVESTMENT LOSS	(13,749,179)		(22,782,803)		(23,866,455)
NET INCOME / (LOSS)	$ (30,831,220)		$ (17,192,390)		$ 8,330,442
Series A
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	290,491,520	[2]	310,695,966	[2]	256,606,754	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0917)	[2]	$ (0.0476)	[2]	$ 0.0279	[2]
Series F
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	84,257	[2]	94,216	[2]	101,295	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (21.91)	[2]	$ (11.37)	[2]	$ 4.46	[2]
Series G
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	23,080,361	[2]	25,946,165	[2]	28,785,205	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0951)	[2]	$ (0.0496)	[2]	$ 0.0193	[2]
Series I
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	2,018,968	[2]	2,661,493	[2]	2,134,286	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0772)	[2]	$ (0.0214)	[2]	$ 0.0726	[2]

[1]	Includes the Partnership's proportionate share of the operations of its investments in the Non-Consolidated LLCs, which includes income and expenses.
[2]	The weighted average number of Units outstanding is computed for purposes of disclosing net income / (loss) per weighted average Unit. The weighted average number of Units outstanding for the years ended December 31, 2012, 2011, and 2010 equals the Units outstanding as of such date, adjusted proportionately for Units sold and redeemed based on the respective length of time each was outstanding during the year.

CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (USD $)	Total	General Partner	Limited Partners
PARTNERS' CAPITAL at Dec. 31, 2009	$ 275,762,918	$ 2,846,697	$ 272,916,221
PARTNERS' CAPITAL (in units) at Dec. 31, 2009	229,150,870
Increase (Decrease) in Partners' Capital
Additions	136,412,045	774,999	135,637,046
Additions (in units)	128,395,779
Net income / (loss)	8,330,442	83,654	8,246,788
Redemptions	(45,109,692)		(45,109,692)
Redemptions (in units)	(40,167,145)
PARTNERS' CAPITAL at Dec. 31, 2010	375,395,713	3,705,350	371,690,363
PARTNERS' CAPITAL (in units) at Dec. 31, 2010	317,379,504
Increase (Decrease) in Partners' Capital
Additions	93,030,629	299,999	92,730,630
Additions (in units)	86,726,971
Net income / (loss)	(17,192,390)	(169,142)	(17,023,248)
Redemptions	(55,423,986)		(55,423,986)
Redemptions (in units)	(50,243,572)
PARTNERS' CAPITAL at Dec. 31, 2011	395,809,966	3,836,207	391,973,759
PARTNERS' CAPITAL (in units) at Dec. 31, 2011	353,862,903
Increase (Decrease) in Partners' Capital
Additions	21,856,486	150,000	21,706,486
Additions (in units)	21,271,313
Net income / (loss)	(30,831,220)	(349,504)	(30,481,716)
Redemptions	(125,172,264)		(125,172,264)
Redemptions (in units)	(120,929,763)
PARTNERS' CAPITAL at Dec. 31, 2012	$ 261,662,968	$ 3,636,703	$ 258,026,265
PARTNERS' CAPITAL (in units) at Dec. 31, 2012	254,204,453

CONSOLIDATED FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Series A
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 1.0487		$ 1.0968		$ 1.0775
Realized trading profits (losses)	$ (0.0079)		$ 0.0447		$ 0.0717
Change in unrealized trading profits (losses)	$ (0.0144)		$ (0.0222)		$ 0.0323
Change in value of investments in Non-Consolidated LLCs	$ (0.0273)	[1]	$ (0.0014)	[1]
Interest	$ 0.0006		$ 0.0007		$ 0.0014
Expenses	$ (0.0446)		$ (0.0699)		$ (0.0861)
Net asset value, end of year	$ 0.9551		$ 1.0487		$ 1.0968
Total Return:
Total return (before Profit Shares) (as a percent)	(8.83%)	[1]	(4.06%)	[1]	2.99%
Profit Shares (as a percent)	(0.10%)	[1]	(0.41%)	[1]	(1.21%)
Total return (as a percent)	(8.93%)	[1]	(4.39%)	[1]	1.79%
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	4.29%	[2],[3]	6.10%	[2],[4]	6.90%	[2]
Profit Shares (as a percent)	0.11%	[2],[3]	0.38%	[2],[4]	1.27%	[2]
Expenses (as a percent)	4.40%	[2],[3]	6.48%	[2],[4]	8.17%	[2]
Net investment loss (as a percent)	(4.33%)	[2],[3]	(6.41%)	[2],[4]	(8.02%)	[2]
Series F
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 252.87		$ 264.28		$ 259.29
Realized trading profits (losses)	$ (1.9)		$ 9.61		$ 17.18
Change in unrealized trading profits (losses)	$ (3.49)		$ (4.14)		$ 7.83
Change in value of investments in Non-Consolidated LLCs	$ (6.21)	[1]	$ (0.14)	[1]
Interest	$ 0.16		$ 0.18		$ 0.37
Expenses	$ (10.76)		$ (16.92)		$ (20.39)
Net asset value, end of year	$ 230.67		$ 252.87		$ 264.28
Total Return:
Total return (before Profit Shares) (as a percent)	(8.68%)	[1]	(3.97%)	[1]	3.00%
Profit Shares (as a percent)	(0.10%)	[1]	(0.40%)	[1]	(1.09%)
Total return (as a percent)	(8.78%)	[1]	(4.32%)	[1]	1.92%
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	4.30%	[2],[3]	6.15%	[2],[4]	6.91%	[2]
Profit Shares (as a percent)	0.10%	[2],[3]	0.39%	[2],[4]	1.05%	[2]
Expenses (as a percent)	4.40%	[2],[3]	6.54%	[2],[4]	7.96%	[2]
Net investment loss (as a percent)	(4.34%)	[2],[3]	(6.47%)	[2],[4]	(7.82%)	[2]
Series G
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 1.0952		$ 1.1446		$ 1.123
Realized trading profits (losses)	$ (0.0082)		$ 0.0416		$ 0.0744
Change in unrealized trading profits (losses)	$ (0.0151)		$ (0.0179)		$ 0.0339
Change in value of investments in Non-Consolidated LLCs	$ (0.0269)	[1]	$ (0.0007)	[1]
Interest	$ 0.0007		$ 0.0008		$ 0.0016
Expenses	$ (0.0466)		$ (0.0732)		$ (0.0883)
Net asset value, end of year	$ 0.9991		$ 1.0952		$ 1.1446
Total Return:
Total return (before Profit Shares) (as a percent)	(8.68%)	[1]	(3.98%)	[1]	3.00%
Profit Shares (as a percent)	(0.10%)	[1]	(0.40%)	[1]	(1.09%)
Total return (as a percent)	(8.77%)	[1]	(4.32%)	[1]	1.92%
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	4.30%	[2],[3]	6.16%	[2],[4]	6.91%	[2]
Profit Shares (as a percent)	0.10%	[2],[3]	0.38%	[2],[4]	1.05%	[2]
Expenses (as a percent)	4.40%	[2],[3]	6.54%	[2],[4]	7.96%	[2]
Net investment loss (as a percent)	(4.34%)	[2],[3]	(6.47%)	[2],[4]	(7.82%)	[2]
Series I
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 1.2586		$ 1.2798		$ 1.2255
Realized trading profits (losses)	$ (0.0096)		$ 0.0471		$ 0.0831
Change in unrealized trading profits (losses)	$ (0.0177)		$ (0.0205)		$ 0.0374
Change in value of investments in Non-Consolidated LLCs	$ (0.0185)	[1]	$ 0.0026	[1]
Interest	$ 0.0008		$ 0.0009		$ 0.0018
Expenses	$ (0.0301)		$ (0.0513)		$ (0.068)
Net asset value, end of year	$ 1.1835		$ 1.2586		$ 1.2798
Total Return:
Total return (before Profit Shares) (as a percent)	(5.88%)	[1]	(0.95%)	[1]	6.25%
Profit Shares (as a percent)	(0.10%)	[1]	(0.78%)	[1]	(1.81%)
Total return (as a percent)	(5.97%)	[1]	(1.66%)	[1]	4.43%
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	2.34%	[2],[3]	3.27%	[2],[4]	3.77%	[2]
Profit Shares (as a percent)	0.10%	[2],[3]	0.74%	[2],[4]	1.97%	[2]
Expenses (as a percent)	2.44%	[2],[3]	4.01%	[2],[4]	5.74%	[2]
Net investment loss (as a percent)	(2.38%)	[2],[3]	(3.94%)	[2],[4]	(5.59%)	[2]

[1]	Includes the Partnership's proportionate share of the operations of its investments in the Non-Consolidated LLCs, which includes income and expenses.
[2]	Included in the ratios of expenses to average net assets are brokerage commissions and clearing costs which are presented in Trading Profits (Losses) on the Consolidated Statement of Operations.
[3]	Excludes the Partnership's proportionate share of expenses from its investments in Non-Consolidated LLCs. If the Partnership's proportionate share of expenses from its investments in Non-Consolidated LLCs were included, the ratios for Expenses (before Profit Shares), Profit Shares, Expenses and Net investment loss for Series A, would be 7.08%, 0.77%, 7.85%, and (7.76)%, respectively; for Series F, would be 7.08%, 0.59%, 7.67% and (7.58)%, respectively; for Series G, would be 7.08%, 0.58%, 7.66% and (7.57)%, respectively and for Series I would be 3.86%, 0.80%, 4.66% and (4.57)%, respectively.
[4]	Excludes the Partnership's proportionate share of expenses from its investments in Non-Consolidated LLCs. If the Partnership's proportionate share of expenses from its investments in Non-Consolidated LLCs were included, the ratios for Expenses (before Profit Shares), Profit Shares, Expenses and Net investment loss for Series A, would be 6.81%, 0.39%, 7.20%, and (7.12)%, respectively; for Series F and Series G would be 6.81%, 0.34%, 7.15%, and (7.07)%, respectively; and for Series I would be 3.60%, 0.78%, 4.38% and (4.30)%, respectively.

CONSOLIDATED FINANCIAL DATA HIGHLIGHTS (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series A
Expenses including investments in Non-Consolidated LLCs (before Profit Shares)	7.08%	6.81%
Profit Shares including investments in Non-Consolidated LLCs	0.77%	0.39%
Expenses including investments in Non-Consolidated LLCs	7.85%	7.20%
Net investment loss including investments in Non-Consolidated LLCs	(7.76%)	(7.12%)
Series F
Expenses including investments in Non-Consolidated LLCs (before Profit Shares)	7.08%	6.81%
Profit Shares including investments in Non-Consolidated LLCs	0.59%	0.34%
Expenses including investments in Non-Consolidated LLCs	7.67%	7.15%
Net investment loss including investments in Non-Consolidated LLCs	(7.58%)	(7.07%)
Series G
Expenses including investments in Non-Consolidated LLCs (before Profit Shares)	7.08%	6.81%
Profit Shares including investments in Non-Consolidated LLCs	0.58%	0.34%
Expenses including investments in Non-Consolidated LLCs	7.66%	7.15%
Net investment loss including investments in Non-Consolidated LLCs	(7.57%)	(7.07%)
Series I
Expenses including investments in Non-Consolidated LLCs (before Profit Shares)	3.86%	3.60%
Profit Shares including investments in Non-Consolidated LLCs	0.80%	0.78%
Expenses including investments in Non-Consolidated LLCs	4.66%	4.38%
Net investment loss including investments in Non-Consolidated LLCs	(4.57%)	(4.30%)

ORGANIZATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION
ORGANIZATION

1.              ORGANIZATION

BlackRock Global Horizons I L.P. (the “Partnership”) was organized as an open-end investment company under the Delaware Revised Uniform Limited Partnership Act on May 11, 1993 and commenced trading activities on January 4, 1994.  The Partnership engages in the speculative trading of futures, options on futures and forward contracts on a wide range of commodities.  The Partnership currently issues Units of limited partnership interest (“Units”) of Series A and I at Net Asset Value as of the beginning of each month. Series F and G are closed to new investors.

BlackRock Investment Management, LLC (the “General Partner” or “BRIM”), a wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), is the general partner of the Partnership.

The General Partner has formed a number of subsidiaries in the form of limited liability companies (“LLCs”) to hold Partnership assets allocated to each particular Trading Advisor. Each of these subsidiaries has, in turn, entered into an advisory agreement with a respective Trading Advisor. The primary purpose of these subsidiaries is to segregate the assets of the Partnership allocated to any one Trading Advisor from the other assets of the Partnership in order to seek to limit liability for trading losses by any one Trading Advisor to the assets allocated to such subsidiary. However within each subsidiary, there will be no segregation of liabilities of the Partnership and any other funds or accounts that may allocate assets to the same subsidiary of the Partnership.

All wholly owned subsidiaries of the Partnership have been consolidated. All transactions between consolidated subsidiaries have been eliminated in consolidation. From time to time, other funds and accounts managed by the General Partner or its affiliates may also invest in such subsidiaries in order to gain exposure to the relevant Trading Advisor. In such instances where the Partnership is not the sole investor in the subsidiary, the subsidiary will no longer be consolidated (the “Non-Consolidated LLCs”), and the Partnership’s investment in the Non-Consolidated LLCs will be presented as Investments in Non-Consolidated LLCs on the Consolidated Statements of Financial Condition. Effective May 1, 2011, October 1, 2011 and November 1, 2011, other funds managed by the General Partner invested in one or more subsidiaries of the Partnership. As a result, those subsidiaries were no longer consolidated; instead, the Partnership’s interest in such Non-Consolidated LLCs were presented as Investments in Non-Consolidated on the Consolidated Statements of Financial Condition. See Note 3 for further information on the Non-Consolidated LLCs.

The Bank of New York Mellon provides custody services for the Partnership. The subsidiaries’ assets are held in cash and customer segregated managed accounts at Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), Newedge USA, LLC (“Newedge USA”), J.P. Morgan Securities LLC (“JPMS”), Morgan Stanley & Co. LLC (“MS&Co.”), UBS Securities LLC (“UBS Securities”), and any other clearing brokers that may be utilized by the Partnership in the future (the “Clearing Brokers”) or allocated to one or more commodity pools (each a “Portfolio Fund”) for which custodians and clearing brokers are selected by the independent professional advisors of such Portfolio Funds or managed accounts (the “Trading Advisors”) and at a custody account at State Street Bank and Trust Company (“State Street”). As of December 31, 2012, there were no assets held in any Portfolio Funds.

Each Series is subject to a sponsor fee, distribution fee and Trading Advisors’ management fees based on the month-end net assets of that Series. Series I does not pay a distribution fee. Each Series pays a Profit Share to the Trading Advisors based upon each Series new trading profits, as defined.  Other operating expenses incurred, and trading profits (losses), are allocated to each Series based upon its net assets.

The Partnership will terminate on December 31, 2023 or at an earlier date if certain conditions occur, as well as under certain other circumstances as set forth in the Limited Partnership Agreement of the Partnership.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.              SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Partnership’s consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates. The Partnership qualifies as an investment company under the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide - Investment Companies (the “Audit and Accounting Guide”).

Cash and Cash Equivalents

The Partnership has defined cash and cash equivalents as cash, money market funds and short-term, highly liquid investments with maturities of three months or less when acquired.  Money market funds, which are included in cash equivalents, are classified as Level 1 valuation inputs (quoted prices in active markets for identical assets) under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

Valuation

The Partnership’s policy is to value its financial instruments at fair market value. The Partnership’s commodities futures contracts traded on exchanges are valued at their close price. Foreign currency exchange contracts are valued at the midpoint between the bid and ask prices and are determined as of the close of business of the New York Stock Exchange. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded written options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the prior day’s close price, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by single broker quotes which use mathematical models which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

The value of Investments in Non-Consolidated LLCs is based on the Partnership’s proportionate share of the fair value of the financial instruments held by the Non-Consolidated LLCs plus any other assets and less any other liabilities held by the Non-Consolidated LLCs, which represents the net asset value of the Non-Consolidated LLC. The Non-Consolidated LLCs’ valuation policy is the same as that of the Partnership discussed above. Changes in the value of Investments in Non-Consolidated LLCs are reflected in the Consolidated Statements of Operations as Change in value of Investments in Non-

Consolidated LLCs, and includes the Partnership’s proportionate share of the operations of its investments in the Non-Consolidated LLCs, which includes income and expenses.

Equity in Commodity Futures Trading Accounts

Cash at brokers —

A portion of the assets maintained at each of the Clearing Brokers is restricted to meet maintenance margin requirements.  Typically, margin requirements range from 1% to 10% of the face value of the derivatives traded.

Net Unrealized Profit (Loss) / Market Value on Open Contracts / Options -

The Partnership, either directly or indirectly through its subsidiaries, in its normal course of business, enters into various derivatives contracts with MLPF&S, Newedge USA, JPMS, MS&Co., UBS Securities, UBS AG (“UBS”), and State Street each acting as the Partnership’s clearing brokers or derivatives counterparties. Pursuant to the brokerage agreements with MLPF&S, Newedge USA, JPMS, MS&Co. and UBS Securities (which include netting arrangements within each subsidiary), to the extent that such trading results in receivables from and payables to MLPF&S, Newedge USA, JPMS, MS&Co. and UBS Securities, these receivables and payables are offset and reported as a net receivable or payable with each broker.  Net receivables are included in the Consolidated Statements of Financial Condition under Equity in commodity futures trading accounts in Net unrealized profit/market value on open contracts/options; net payables are included in the Consolidated Statements of Financial Condition under Liabilities in Net unrealized loss/ market value on open contracts/options. Receivables and payables are netted by counterparty and Trading Advisor, as appropriate under GAAP.

Commodity futures, forwards and options contracts transactions are recorded on the trade date. The receivables and payables for forwards and options contracts represent the difference between the original contract value and the market value. The receivables and payables for futures contracts represent the variation margin, which is the daily fluctuation in market value of the futures contracts. The change in unrealized profit (loss) on open contracts from one period to the next is reflected in Change in unrealized in the Consolidated Statements of Operations.

Foreign Currency Transactions

The Partnership’s functional currency is the U.S. dollar; however, it has trading activities in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the dates of the Consolidated Statements of Financial Condition.  Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year.  Gains and losses resulting from the translation to U.S. dollars are reported in Realized in the Consolidated Statements of Operations.

Income Taxes

No provision for income taxes has been made in these consolidated financial statements as each Partner is individually responsible for reporting income or loss based on such Partner’s respective share of the Partnership’s income and expenses as reported for income tax purposes.

The Partnership is subject to the provision of ASC 740, Income Taxes which sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Based on its analysis, the General Partner does not believe that the Partnership has any material uncertain tax positions that would require recognition or measurements in the Partnership’s Consolidated Financial Statements.

The Partnership files U.S. Federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Partnership’s U.S. Federal tax returns are open for the years ended 2012, 2011, 2010, and 2009. The statute of limitations on the Partnership’s state and local tax returns may remain open for an additional year depending on the jurisdiction.

There are no unrecognized tax benefits relating to the accompanying consolidated financial statements.

Distributions

The Limited Partners are entitled to receive, equally per Unit, any distributions which may be made by the Partnership.  No such distributions have been declared for the years ended December 31, 2012, 2011 or 2010.

Subscriptions

Units are offered as of the close of business at the end of each month.  Units are purchased as of the first business day of any month at Net Asset Value, but the subscription request generally must be received by the Transfer Agent at least ten calendar days before the end of the preceding month, or by such other date as determined by the General Partner, the distributor and/or Administrator in their discretion and communicated to the investor. Except as otherwise agreed in accordance with the forgoing,   subscriptions submitted less than ten days before the end of a month will be applied to Unit subscriptions as of the beginning of the second month after receipt, unless revoked by BRIM.

Redemptions

A Limited Partner may redeem some or all of such Partner’s Units at Net Asset Value as of the close of business on the last business day of any calendar month upon at least fifteen calendar days’ notice, or such lesser period as shall be acceptable to the General Partner in its sole discretion in advance of the requested effective date of redemption (“notice period”).  Series A units redeemed on or prior to the end of the twelfth full month after purchase are assessed an early redemption charge of 3% of their Net Asset Value as of the date of redemption which is paid to BRIM. The amount of the fees paid for the years ended December 31, 2012, 2011 and 2010 are $100,928, $82,819 and $76,261, respectively. Series I units are not subject to early redemption charges.

Redemption requests are accepted within the notice period.  Except as may be determined by the General Partner in its sole discretion (as indicated above), the Partnership does not accept any redemption requests after the notice period and redemption requests received after the notice period will be processed the following month.

Indemnifications

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications.  The Partnership’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Partnership that have not yet occurred.  The Partnership expects the risk of any future obligation under these indemnifications to be remote.

CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS	12 Months Ended
Dec. 31, 2012
CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS
CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS
3.              CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS

The Partnership trades futures, forwards and option contracts.  The level of trading is affected by conditions in those markets.  During the year ended December 31, 2012, 181,630 contracts were closed. The fair value of options held as of December 31, 2012 includes premiums paid of $431,164 and received of $265,272. The fair value of the Partnership’s futures, forwards and options contracts by type, are presented as Net unrealized profit (loss) / market value on open contracts / options in the Consolidated Statements of Financial Condition as of December 31, 2012 are as follows:

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit (Loss)
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	Market Value on Open	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Contracts/Options	Net Assets	Maturity Dates

Futures
Agriculture	227	$30,992	$(210,917)	$(179,925)	-0.07%	(191)	$137,576	$(47,215)	$90,361	0.04%	$(89,564)	-0.03%	January 13 - December 13
Currencies	671	166,846	(485,889)	(319,043)	-0.12%	(146)	552,029	(8,725)	543,304	0.21%	224,261	0.09%	January 13 - March 13
Energy	513	364,585	(120,408)	244,177	0.09%	(413)	209,763	(292,975)	(83,212)	-0.03%	160,965	0.06%	January 13 - December 13
Interest rates	3,850	553,893	(218,013)	335,880	0.13%	(209)	8,275	(74,463)	(66,188)	-0.03%	269,692	0.10%	January 13 - March 16
Metals	1,042	2,081,342	(671,087)	1,410,255	0.54%	(949)	321,773	(2,229,051)	(1,907,278)	-0.73%	(497,023)	-0.19%	January 13 - March 14
Stock indices	1,219	655,637	(328,838)	326,799	0.12%	(90)	21,870	(195)	21,675	0.01%	348,474	0.13%	January 13 - December 13
Subtotal	7,522	3,853,295	(2,035,152)	1,818,143	0.69%	(1,998)	1,251,286	(2,652,624)	(1,401,338)	-0.53%	416,805	0.16%

Forwards
Currencies		355,855	(287,104)	68,751	0.03%		604,032	(2,745,213)	(2,141,181)	-0.82%	(2,072,430)	-0.79%	January 13 - September 13
Subtotal		355,855	(287,104)	68,751	0.03%		604,032	(2,745,213)	(2,141,181)	-0.82%	(2,072,430)	-0.79%

Options
Currencies	—	2,200	—	2,200	0.00%	—	—	(203,826)	(203,826)	-0.08%	(201,626)	-0.08%	January 13
Energy	33	4,840	—	4,840	0.00%	(33)	—	(32,670)	(32,670)	-0.01%	(27,830)	-0.01%	January 13 - February 13
Interest rates	110	47,438	—	47,438	0.02%	(407)	—	(108,625)	(108,625)	-0.04%	(61,187)	-0.02%	January 13 - February 13
Metals	79	254,000	—	254,000	0.10%	—	—	—	—	0.00%	254,000	0.10%	January 13 - November 13
Stock indices	44	75,350	—	75,350	0.03%	(88)	—	(68,200)	(68,200)	-0.03%	7,150	0.00%	January 13
Subtotal	266	383,828	—	383,828	0.15%	(528)	—	(413,321)	(413,321)	-0.16%	(29,493)	-0.01%

Total	7,788	$4,592,978	$(2,322,256)	$2,270,722	0.87%	(2,526)	$1,855,318	$(5,811,158)	$(3,955,840)	-1.51%	$(1,685,118)	-0.64%

No individual contract’s unrealized profit or loss comprised greater than 5% of the Partnership’s capital as of December 31, 2012.

During the year ended December 31, 2011, 305,162 contracts were closed. The fair value of options held as of December 31, 2011 includes premiums paid of $144,782 and received of $506,379. The fair value of the Partnership’s futures, forwards and options contracts by type, are presented as Net unrealized profit (loss) / market value on open contracts / options in the Consolidated Statements of Financial Condition as of December 31, 2011 are as follows:

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	(Loss) Market Value on	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Open Contracts/Options	Net Assets	Maturity Dates

Futures
Agriculture	339	$139,401	$(136,604)	$2,797	0.00%	(488)	$351,394	$(243,839)	$107,555	0.03%	$110,352	0.03%	January 12 - June 12
Currencies	228	262,274	(9,831)	252,443	0.06%	(320)	468,713	(21,679)	447,034	0.12%	699,477	0.18%	January 12 - March 12
Energy	128	57,091	(68,814)	(11,723)	0.00%	(210)	242,395	(32,440)	209,955	0.05%	198,232	0.05%	January 12 - July 12
Interest rates	3,736	1,667,533	(53,994)	1,613,539	0.41%	(112)	4,516	(68,995)	(64,479)	-0.02%	1,549,060	0.39%	January 12 - March 14
Metals	294	27,528	(797,833)	(770,305)	-0.19%	(359)	727,792	(129,151)	598,641	0.15%	(171,664)	-0.04%	January 12 - December 12
Stock indices	548	165,282	(69,952)	95,330	0.02%	(443)	87,807	(148,469)	(60,662)	-0.02%	34,668	0.00%	January 12 - March 12
Subtotal	5,273	2,319,109	(1,137,028)	1,182,081	0.30%	(1,932)	1,882,617	(644,573)	1,238,044	0.31%	2,420,125	0.61%

Forwards
Currencies		737,517	(366,613)	370,904	0.09%		973,241	(1,225,815)	(252,574)	-0.06%	118,330	0.03%	January 12 - July 12
Subtotal		737,517	(366,613)	370,904	0.09%		973,241	(1,225,815)	(252,574)	-0.06%	118,330	0.03%

Options
Currencies	—	31,990	—	31,990	0.01%	—	—	(40,141)	(40,141)	-0.01%	(8,151)	0.00%	January 12 - February 12
Interest rates	140	17,516	—	17,516	0.00%	(232)	—	(234,001)	(234,001)	-0.06%	(216,485)	-0.06%	January 12 - March 12
Stock indices	4	1,507	—	1,507	0.00%	(32)	—	(52,285)	(52,285)	-0.01%	(50,778)	-0.01%	January 12 - June 12
Subtotal	144	51,013	—	51,013	0.01%	(264)	—	(326,427)	(326,427)	-0.08%	(275,414)	-0.07%

Total	5,417	$3,107,639	$(1,503,641)	$1,603,998	0.40%	(2,196)	$2,855,858	$(2,196,815)	$659,043	0.17%	$2,263,041	0.57%

No individual contract’s unrealized profit or loss comprised greater than 5% of the Partnership’s capital as of December 31, 2011.

The following tables represent the Partnership’s investment in each Non-Consolidated LLC as well as the financial statements, condensed schedules of investments, and relevant financial information of the Non-Consolidated LLCs as of and for the periods indicated through December 31, 2012 and 2011:

2012

	Partnership’s	Partnership’s	Partnership’s investment %
Non-Consolidated LLC	Fair Value	Cost	of Non-Consolidated LLC	Management Fee	Profit Share	Redemptions Permitted
Alamo Global Horizons, LLC	$17,559,155	$20,116,405	76.18%	2%	20%	Monthly
Breakout Global Horizons, LLC	18,966,146	23,560,266	48.24%	1%	15%	Monthly
Cambridge Global Horizons, LLC	24,462,897	21,260,160	59.84%	2%	20%	Monthly
Nets Global Horizons, LLC	17,110,071	22,837,847	57.54%	2%	17%	Monthly
Quantum Global Horizons, LLC	21,164,490	20,640,437	47.64%	0%	30%	Monthly

Total	$99,262,759	$108,415,115

2011

	Partnership’s	Partnership’s	Partnership’s investment %
Non-Consolidated LLC	Fair Value	Cost	of Non-Consolidated LLC	Management Fee	Profit Share	Redemptions Permitted
Alamo Global Horizons, LLC	$30,058,051	$29,710,429	79.57%	2%	20%	Monthly
Breakout Global Horizons, LLC	32,953,719	34,228,076	56.48%	1%	15%	Monthly
Cambridge Global Horizons, LLC	35,431,925	35,240,173	72.80%	2%	20%	Monthly
Nets Global Horizons, LLC	31,341,984	32,675,816	62.57%	2%	17%	Monthly
Quantum Global Horizons, LLC	27,688,447	26,050,520	58.69%	0%	30%	Monthly

Total	$157,474,126	$157,905,014

STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31, 2012

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC

ASSETS:
Cash and cash equivalents	$20,377,477	$21,595,885	$4,757,862	$26,712,321	$24,812,881
Equity in commodity futures trading accounts:
Cash (1)	3,478,994	18,089,465	38,461,055	5,138,261	21,435,349
Net unrealized profit on open contracts	262,603	1,042,090	—	—	—
Accrued interest and other assets	2,712	3,325	2,720	1,319	4,094

TOTAL ASSETS	$24,121,786	$40,730,765	$43,221,637	$31,851,901	$46,252,324

LIABILITIES AND MEMBERS’ CAPITAL
LIABILITIES:

Net unrealized loss on open contracts	$—	$—	$175,044	$91,517	$521,711
Due to Partnership	1,026,163	1,108,537	1,680,015	997,556	1,237,006
Redemptions payable	—	230,000	—	950,000	—
Profit Shares payable	—	—	407,841	—	—
Trading Advisors’ management fees payable	9,166	17,164	28,093	22,700	—
Administrator fees payable	8,224	19,706	15,569	17,468	22,826
Professional fees payable	27,361	30,833	26,116	31,250	33,333
Other fees payable	1,368	9,307	6,247	5,667	8,148

Total liabilities	1,072,282	1,415,547	2,338,925	2,116,158	1,823,024

TOTAL MEMBERS’ CAPITAL	23,049,504	39,315,218	40,882,712	29,735,743	44,429,300

TOTAL LIABILITIES AND MEMBERS’ CAPITAL	$24,121,786	$40,730,765	$43,221,637	$31,851,901	$46,252,324

(1) Includes restricted cash of $1,359,877, $7,597,881, $14,557,619, $2,095,713 and $7,392,494, respectively.

STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31, 2011

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC

ASSETS:
Cash and cash equivalents	$32,531,776	$50,348,817	$36,251,279	$43,367,169	$35,571,819
Equity in commodity futures trading accounts:
Cash (1)	4,734,333	8,411,097	13,323,485	7,851,906	13,558,210
Net unrealized profit on open contracts	499,820	342,261	—	—	—
Due from Partnership	—	—	—	161,240	809,141
Accrued interest and other assets	3,874	5,325	—	5,425	2,950

TOTAL ASSETS	$37,769,803	$59,107,500	$49,574,764	$51,385,740	$49,942,120

LIABILITIES AND MEMBERS’ CAPITAL
LIABILITIES:

Net unrealized loss on open contracts	$—	$—	$139,082	$202,983	$850,736
Due to Partnership	744,272	104,738	439,502	—	—
Redemptions payable	—	225,000	—	225,000	75,000
Profit Shares payable	—	—	—	—	113,321
Trading Advisors’ management fees payable	12,886	21,367	22,102	31,716	—
Administrator fees payable	1,214	2,885	1,880	3,254	7,113
Professional fees payable	1,360	2,016	1,532	2,640	8,113
Other fees payable	1,350	702,581	702,418	701,655	903,101

Total liabilities	761,082	1,058,587	1,306,516	1,167,248	1,957,384

TOTAL MEMBERS’ CAPITAL	37,008,721	58,048,913	48,268,248	50,218,492	47,984,736

TOTAL LIABILITIES AND MEMBERS’ CAPITAL	$37,769,803	$59,107,500	$49,574,764	$51,385,740	$49,942,120

(1) Includes restricted cash of $3,320,183, $4,778,193, $2,845,479, $1,710,003 and $3,727,149, respectively.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC
TRADING PROFITS (LOSSES):

Realized	$(695,043)	$(6,295,144)	$9,438,281	$(6,661,564)	$5,853,021
Change in unrealized	(239,088)	687,004	380,791	128,008	309,294
Brokerage commissions and clearing costs	(155,012)	(151,374)	(624,299)	(73,267)	(269,264)

Total trading profits (losses)	(1,089,143)	(5,759,514)	9,194,773	(6,606,823)	5,893,051

INVESTMENT INCOME:
Interest	43,077	52,475	—	47,328	53,066

EXPENSES:
Trading Advisors’ management fees	614,518	488,959	953,699	851,236	—
Profit Shares	—	—	1,173,623	—	2,756,131
Administrator fees	88,694	95,739	113,056	94,334	91,946
Professional fees	152,733	160,459	185,622	158,204	155,086
Other fees	1,058,674	1,132,442	1,435,287	1,110,434	1,115,510
Total expenses	1,914,619	1,877,599	3,861,287	2,214,208	4,118,673

NET INVESTMENT LOSS	(1,871,542)	(1,825,124)	(3,861,287)	(2,166,880)	(4,065,607)

NET INCOME / (LOSS)	$(2,960,685)	$(7,584,638)	$5,333,486	$(8,773,703)	$1,827,444

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2011

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC (3)	Global Horizons, LLC (3)	Global Horizons, LLC (3)	Global Horizons, LLC (2)	Global Horizons, LLC (1)
TRADING PROFITS (LOSSES):

Realized	$417,335	$(2,044,281)	$1,247,299	$(1,308,915)	$4,940,817
Change in unrealized	496,905	342,261	(187,072)	(202,984)	(850,675)
Brokerage commissions and clearing costs	(50,900)	(29,510)	(82,306)	(16,827)	(135,855)

Total trading profits (losses)	863,340	(1,731,530)	977,921	(1,528,726)	3,954,287

INVESTMENT INCOME:
Interest	6,320	6,470	542	9,038	22,125

EXPENSES:
Trading Advisors’ management fees	128,242	97,373	163,276	251,426	—
Profit Shares	—	—	121,673	(153,999)	217,527
Administrator fees	16,445	17,977	19,134	25,182	56,988
Professional fees	9,086	10,465	10,529	14,915	37,367
Other fees	223,369	239,151	260,344	346,064	815,185
Total expenses	377,142	364,966	574,956	483,588	1,127,067

NET INVESTMENT LOSS	(370,822)	(358,496)	(574,414)	(474,550)	(1,104,942)

NET INCOME / (LOSS)	$492,518	$(2,090,026)	$403,507	$(2,003,276)	$2,849,345

     (1) For the period from May 1, 2011 through December 31, 2011.

     (2) For the period from October 1, 2011 through December 31, 2011.

     (3) For the period from November 1, 2011 through December 31, 2011.

The Non-Consolidated LLCs trade futures and forwards contracts. The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Alamo Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	53	$41,903	$—	$41,903	0.18%	(247)	$192,660	$(95,359)	$97,301	0.42%	$139,204	0.60%	March 13
Currencies	215	76,513	(174,782)	(98,269)	-0.43%	(56)	259,056	—	259,056	1.13%	160,787	0.70%	March 13
Energy	9	13,066	(12,524)	542	0.00%	—	—	—	—	0.00%	542	0.00%	February 13
Interest rates	275	1,880	(39,810)	(37,930)	-0.16%	—	—	—	—	0.00%	(37,930)	-0.16%	March 13 - June 13

Total	552	$133,362	$(227,116)	$(93,754)	-0.41%	(303)	$451,716	$(95,359)	$356,357	1.55%	$262,603	1.14%

Breakout Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	—	$—	$—	$—	0.00%	(264)	$337,925	$—	$337,925	0.86%	$337,925	0.86%	March 13
Currencies	968	729,065	(307,440)	421,625	1.07%	(183)	365,402	—	365,402	0.93%	787,027	2.00%	March 13
Energy	15	—	(9,341)	(9,341)	-0.02%	(80)	53,800	(225,120)	(171,320)	-0.44%	(180,661)	-0.46%	January 13 - March 13
Interest rates	553	206,994	(238,994)	(32,000)	-0.08%	—	—	—	—	0.00%	(32,000)	-0.08%	March 13 - June 13
Metals	158	—	(266,278)	(266,278)	-0.68%	(103)	—	(335,677)	(335,677)	-0.85%	(601,955)	-1.53%	February 13 - March 13
Stock indices	444	756,597	(24,843)	731,754	1.86%	—	—	—	—	0.00%	731,754	1.86%	January 13 - March 13

Total	2,138	$1,692,656	$(846,896)	$845,760	2.15%	(630)	$757,127	$(560,797)	$196,330	0.50%	$1,042,090	2.65%

Cambridge Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	95	$1,398	$(159,683)	$(158,285)	-0.38%	(211)	$159,461	$(49,206)	$110,255	0.27%	$(48,030)	-0.11%	February 13 - May 13
Currencies	251	21,950	(195,816)	(173,866)	-0.43%	(60)	115,239	(12,222)	103,017	0.25%	(70,849)	-0.18%	March 13
Energy	333	988,215	(17,519)	970,696	2.37%	(275)	23,595	(668,170)	(644,575)	-1.58%	326,121	0.79%	January 13 - March 13
Interest rates	4,585	272,084	(392,660)	(120,576)	-0.29%	(309)	13,922	(8,114)	5,808	0.01%	(114,768)	-0.28%	January 13 - December 14
Metals	179	130,109	(110,636)	19,473	0.05%	(238)	120,327	(521,274)	(400,947)	-0.98%	(381,474)	-0.93%	January 13 - April 13
Stock indices	926	253,558	(396,736)	(143,178)	-0.35%	(16)	2,200	(11,350)	(9,150)	-0.02%	(152,328)	-0.37%	January 13 - March 13
Subtotal	6,369	1,667,314	(1,273,050)	394,264	0.97%	(1,109)	434,744	(1,270,336)	(835,592)	-2.05%	(441,328)	-1.08%

Forwards
Currencies		1,626,302	(815,193)	811,109	1.98%		1,137,882	(1,682,707)	(544,825)	-1.33%	266,284	0.65%	March 13

Total	6,369	$3,293,616	$(2,088,243)	$1,205,373	2.95%	(1,109)	$1,572,626	$(2,953,043)	$(1,380,417)	-3.38%	$(175,044)	-0.43%

Nets Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	50	$—	$(128,932)	$(128,932)	-0.43%	(176)	$141,311	$(25,300)	$116,011	0.39%	$(12,921)	-0.04%	February 13 - March 13
Currencies	102	21,032	(71,651)	(50,619)	-0.17%	(20)	120,000	—	120,000	0.40%	69,381	0.23%	March 13
Energy	10	4,989	(6,964)	(1,975)	-0.01%	(34)	33,953	(31,918)	2,035	0.01%	60	0.00%	January 13 - February 13
Interest rates	72	16,661	(9,829)	6,832	0.02%	(18)	12,104	(3,084)	9,020	0.03%	15,852	0.05%	March 13 - June 13
Metals	31	48,405	(35,391)	13,014	0.05%	(52)	26,378	(79,691)	(53,313)	-0.18%	(40,299)	-0.13%	January 13 - March 13
Stock indices	10	3,246	(6,325)	(3,079)	-0.01%	(127)	67,767	(188,278)	(120,511)	-0.41%	(123,590)	-0.42%	January 13 - March 13

Total	275	$94,333	$(259,092)	$(164,759)	-0.55%	(427)	$401,513	$(328,271)	$73,242	0.24%	$(91,517)	-0.31%

Quantum Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	35	$2,559	$(11,257)	$(8,698)	-0.02%	(17)	$5,557	$(1,671)	$3,886	0.01%	$(4,812)	-0.01%	February 13 - March 13
Currencies	247	17,613	(141,677)	(124,064)	-0.28%	(94)	10,408	(14,539)	(4,131)	-0.01%	(128,195)	-0.29%	March 13
Energy	13	8,471	—	8,471	0.02%	(18)	22,753	(835)	21,918	0.05%	30,389	0.07%	January 13 - February 13
Interest rates	436	675,970	(2,705)	673,265	1.52%	(970)	73,045	(357,958)	(284,913)	-0.64%	388,352	0.88%	March 13
Metals	23	36,135	—	36,135	0.08%	(23)	303	(1,184)	(881)	0.00%	35,254	0.08%	February 13 - April 13
Stock indices	75	4,031	(64,252)	(60,221)	-0.14%	(1,296)	106,146	(888,624)	(782,478)	-1.76%	(842,699)	-1.90%	January 13 - March 13

Total	829	$744,779	$(219,891)	$524,888	1.18%	(2,418)	$218,212	$(1,264,811)	$(1,046,599)	-2.35%	$(521,711)	-1.17%

The level of trading is affected by conditions in those markets. The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

Alamo Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	293	$122,526	$(53,900)	$68,626	0.19%	(300)	$120,283	$(90,608)	$29,675	0.08%	$98,301	0.27%	February 12 - April 12
Currencies	92	32,162	(1,732)	30,430	0.08%	(108)	69,706	(11,735)	57,971	0.16%	88,401	0.24%	March 12
Energy	15	1,192	(17,247)	(16,055)	-0.04%	(48)	95,000	—	95,000	0.25%	78,945	0.21%	January 12 - February 12
Interest rates	438	198,327	(7,059)	191,268	0.52%	(107)	16,963	(2,099)	14,864	0.04%	206,132	0.56%	March 12 - June 12
Metals	57	48,763	(117,901)	(69,138)	-0.19%	(151)	200,209	(134,256)	65,953	0.18%	(3,185)	-0.01%	February 12 - April 12
Stock indices	23	26,467	(2,710)	23,757	0.06%	(28)	12,741	(5,272)	7,469	0.02%	31,226	0.08%	January 12 - March 12

Total	918	$429,437	$(200,549)	$228,888	0.62%	(742)	$514,902	$(243,970)	$270,932	0.73%	$499,820	1.35%

Breakout Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	—	$—	$—	$—	0.00%	(295)	$—	$(670,687)	$(670,687)	-1.15%	$(670,687)	-1.15%	March 12
Currencies	317	72,800	(101,690)	(28,890)	-0.05%	(329)	651,153	(66,288)	584,865	1.01%	555,975	0.96%	February 12 - March 12
Energy	—	—	—	—	0.00%	(92)	109,560	(67,675)	41,885	0.07%	41,885	0.07%	March 12
Interest rates	285	459,553	—	459,553	0.79%	(402)	—	(4,257)	(4,257)	-0.01%	455,296	0.78%	March 12 - June 12
Metals	—	—	—	—	0.00%	(189)	47,950	(101,838)	(53,888)	-0.09%	(53,888)	-0.09%	February 12 - March 12
Stock indices	—	—	—	—	0.00%	(17)	13,680	—	13,680	0.02%	13,680	0.02%	January 12

Total	602	$532,353	$(101,690)	$430,663	0.74%	(1,324)	$822,343	$(910,745)	$(88,402)	-0.15%	$342,261	0.59%

Cambridge Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	95	$121,374	$(9,648)	$111,726	0.23%	(137)	$13,910	$(179,729)	$(165,819)	-0.34%	$(54,093)	-0.11%	February 12 - May 12
Currencies	1	—	(433)	(433)	0.00%	—	—	—	—	0.00%	(433)	0.00%	March 12
Energy	73	—	(85,176)	(85,176)	-0.18%	(85)	65,091	(90)	65,001	0.13%	(20,175)	-0.05%	January 12 - April 12
Interest rates	1,136	316,281	(28,778)	287,503	0.60%	(750)	9,978	(36,453)	(26,475)	-0.05%	261,028	0.55%	January 12 - December 13
Metals	216	172,075	(342,767)	(170,692)	-0.35%	(251)	262,743	(164,615)	98,128	0.20%	(72,564)	-0.15%	January 12 - April 12
Stock indices	60	17,980	(16,768)	1,212	0.00%	(16)	169	—	169	0.00%	1,381	0.00%	January 12 - March 12
Subtotal	1,581	627,710	(483,570)	144,140	0.30%	(1,239)	351,891	(380,887)	(28,996)	-0.06%	115,144	0.24%

Forwards
Currencies		1,355,926	(474,587)	881,339	1.82%		615,879	(1,751,444)	(1,135,565)	-2.35%	(254,226)	-0.53%	March 12

Total	1,581	$1,983,636	$(958,157)	$1,025,479	2.12%	(1,239)	$967,770	$(2,132,331)	$(1,164,561)	-2.41%	$(139,082)	-0.29%

Nets Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	—	$—	$—	$—	0.00%	(171)	$123,497	$(133,455)	$(9,958)	-0.02%	$(9,958)	-0.02%	February 12 - March 12
Currencies	30	47,905	(887)	47,018	0.09%	(61)	5,251	(4,825)	426	0.00%	47,444	0.09%	March 12
Energy	15	10,456	(18,160)	(7,704)	-0.02%	—	—	—	—	0.00%	(7,704)	-0.02%	January 12 - March 12
Interest rates	41	46,408	—	46,408	0.09%	(148)	4,225	(191,075)	(186,850)	-0.36%	(140,442)	-0.27%	March 12 - September 12
Metals	30	43,748	(174,083)	(130,335)	-0.25%	(68)	230,872	(185,972)	44,900	0.09%	(85,435)	-0.16%	January 12 - March 12
Stock indices	8	13,116	(1,170)	11,946	0.02%	(52)	49,940	(68,774)	(18,834)	-0.04%	(6,888)	-0.02%	January 12 - March 12

Total	124	$161,633	$(194,300)	$(32,667)	-0.07%	(500)	$413,785	$(584,101)	$(170,316)	-0.33%	$(202,983)	-0.40%

Quantum Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	13	$15,504	$(1,508)	$13,996	0.03%	(94)	$1,051	$(125,130)	$(124,079)	-0.26%	$(110,083)	-0.23%	February 12 - March 12
Currencies	32	20,890	(1,841)	19,049	0.04%	(86)	6,846	(38,877)	(32,031)	-0.07%	(12,982)	-0.03%	March 12
Energy	43	1,601	(24,435)	(22,834)	-0.05%	(5)	6,144	—	6,144	0.01%	(16,690)	-0.04%	January 12 - February 12
Interest rates	109	184,811	—	184,811	0.39%	(1,020)	—	(719,141)	(719,141)	-1.49%	(534,330)	-1.10%	March 12 - December 12
Metals	15	5,203	(30,930)	(25,727)	-0.05%	(7)	155	(2,928)	(2,773)	-0.01%	(28,500)	-0.06%	February 12 - April 12
Stock indices	14	2,036	—	2,036	0.00%	(176)	3,174	(153,361)	(150,187)	-0.31%	(148,151)	-0.31%	January 12 - March 12

Total	226	$230,045	$(58,714)	$171,331	0.36%	(1,388)	$17,370	$(1,039,437)	$(1,022,067)	-2.13%	$(850,736)	-1.77%

The trading profits (losses) of the Partnership’s derivatives by instrument type, as well as the location of those gains and losses on the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010 are as follows:

2012

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$(2,820,296)	$(199,915)	$(3,020,211)
Currencies	(3,263,268)	(232,086)	(3,495,354)
Energy	465,650	(37,269)	428,381
Interest rates	2,717,223	(1,279,367)	1,437,856
Metals	(2,136,315)	(325,359)	(2,461,674)
Stock indices	(403,550)	313,805	(89,745)
Subtotal	(5,440,556)	(1,760,191)	(7,200,747)

Forwards
Currencies	(5,225,167)	(2,190,759)	(7,415,926)

Options
Agriculture	(25,197)	—	(25,197)
Currencies	1,030,112	(185,404)	844,708
Energy	1,006,201	21,872	1,028,073
Interest rates	4,555,729	(45,727)	4,510,002
Metals	62,913	(56,144)	6,769
Stock indices	1,354,178	(16,165)	1,338,013
Subtotal	7,983,936	(281,568)	7,702,368

Total	$(2,681,787)	$(4,232,518)	$(6,914,305)

2011

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$(5,774,791)	$(1,538,257)	$(7,313,048)
Currencies	(992,911)	(1,267,577)	(2,260,488)
Energy	(4,011,563)	(536,058)	(4,547,621)
Interest rates	20,886,245	553,178	21,439,423
Metals	3,345,246	(1,501,750)	1,843,496
Stock indices	(7,339,014)	(446,410)	(7,785,424)
Subtotal	6,113,212	(4,736,874)	1,376,338

Forwards
Currencies	564,076	(2,901,353)	(2,337,277)

Options
Currencies	3,351,068	8,090	3,359,158
Energy	586,225	—	586,225
Interest rates	3,962,742	58,130	4,020,872
Metals	108,137	—	108,137
Stock indices	1,133,607	21,863	1,155,470
Subtotal	9,141,779	88,083	9,229,862

Total	$15,819,067	$(7,550,144)	$8,268,923

2010

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$2,727,967	$888,476	$3,616,443
Currencies	1,488,006	1,953,679	3,441,685
Energy	(9,107,488)	804,131	(8,303,357)
Interest rates	18,957,767	1,481,914	20,439,681
Metals	5,037,153	444,331	5,481,484
Stock indices	(2,288,205)	(216,105)	(2,504,310)
Subtotal	16,815,200	5,356,426	22,171,626

Forwards
Currencies	7,971,614	4,804,823	12,776,437

Options
Agriculture	(18,925)	18,925	—
Currencies	(131,018)	7,377	(123,641)
Energy	(8,990)	8,990	—
Metals	49,843	—	49,843
Stock indices	2,779	(1,900)	879
Subtotal	(106,311)	33,392	(72,919)

Total	$24,680,503	$10,194,641	$34,875,144

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

4.              RELATED PARTY TRANSACTIONS

Some of the Partnership’s U.S. dollar assets are maintained at MLPF&S, which was an affiliate of the General Partner until June 1, 2011.  MLPF&S is a wholly owned subsidiary of Bank of America Merrill Lynch, which in turn had maintained a significant ownership interest in BlackRock and was an affiliate of the General Partner until June 1, 2011. For assets held in U.S. dollars, Merrill Lynch credits the Partnership with interest at the prevailing 91-day U.S. Treasury Bill rate. The Partnership is credited with interest on any of its net gains actually held by MLPF&S in non-U.S. dollar currencies at a prevailing local rate received by Merrill Lynch.  Merrill Lynch may derive certain economic benefit, in excess of the interest which Merrill Lynch pays to the Partnership, from possession of such assets.

As of May 31, 2011, $4,883,043 was held in trading accounts at MLPF&S.  For the period ended May 31, 2011, and the year ended December 31, 2010, the Partnership incurred $23,324 and $355,643, respectively, for brokerage commissions payable to MLPF&S.

Series A, F and G pay sponsor fees to BRIM at an annual rate of 1.25% and Series I pays sponsor fees at a rate of 1.00% of each Series’ month-end net assets.  Series A, F and G pay distribution fees at 3.00% of month-end net assets.  Series I does not pay distribution fees.

BRIM reimburses the Partnership for fees and expenses paid by the Partnership, not including the Trading Advisors’ Profit Shares (such fees and expenses, exclusive of the Trading Advisors’ Profit Shares, collectively referred to herein as “Capped Expenses”) that would be in excess of 1/12 of 7.25% of the Partnership’s net asset value (the “Expense Cap”) on the last business day of each month (each a “Regularly Scheduled Calculation Date”).  Because Series I is not subject to the 3.0% distribution fee, the Expense Cap for Series I is 4.25% annually, rather than the 7.25% annual Expense Cap for all other Series.  On each Regularly Scheduled Calculation Date, BRIM will waive the portion of the sponsor fees that would otherwise be payable to BRIM that is necessary to reduce the Capped Expenses until they equal the Expense Cap.  If the waiver of the sponsor fees is not sufficient to lower the Partnership’s Capped Expenses to the Expense Cap, BRIM will pay those Capped Expenses necessary so that Capped Expenses do not exceed the Expense Cap.  However, if on any Regularly Scheduled Calculation Date Capped Expenses are less than the Expense Cap, the difference is used to reimburse BRIM for any sponsor fees that were waived or any Capped Expenses paid by BRIM on preceding Calculation Dates in the same calendar year.  Any such amounts may not be used to reimburse BRIM for any sponsor fees that were waived or any Capped Expenses paid by BRIM in preceding calendar years.

As of December 31, 2012 and 2011, $117,403,824 and $196,117,766, respectively, were invested in an affiliated BlackRock money market fund. The Due from Non-Consolidated LLCs balance of $6,049,277 included in the Consolidated Statements of Financial Condition as of December 31, 2012 represents amounts owed to the Partnership by the Non-Consolidated LLCs for expenses paid on the Non-Consolidated LLCs’ behalf and subscriptions, redemptions and allocations of capital from the Partnership. The Due from Non-Consolidated LLCs and Due to Non-Consolidated LLCs balances of $37,488 and $254,832 as of December 31, 2011, respectively, represents amounts owed to and by the Partnership by the Non-Consolidated LLCs for expenses paid on the Non-Consolidated LLCs’ behalf and subscriptions, redemptions and allocations of capital from the Partnership.

ADVISORY AGREEMENTS	12 Months Ended
Dec. 31, 2012
ADVISORY AGREEMENTS
ADVISORY AGREEMENTS

5.  ADVISORY AGREEMENTS

The Partnership and the Trading Advisors have each entered into Advisory Agreements.  These Advisory Agreements generally renew one year after they are entered into, subject to certain renewal rights exercisable by the Partnership. The Trading Advisors determine the commodity futures, options on futures, forwards and options contracts trades to be made on behalf of their respective Partnership accounts, subject to certain trading policies and to certain rights reserved by BRIM.  Each Series pays management fees to the Trading Advisors up to 2.50% of that Series net assets allocated to each individual Trading Advisor.

Profit Shares, generally ranging from 15% to 30% of any New Trading Profit, as defined, recognized by each Trading Advisor considered individually, irrespective of the overall performance of the Partnership, as of either the end of each calendar quarter or year and upon the net reallocation of assets away from a Trading Advisor, are paid by the Partnership to each Trading Advisor.  Profit Shares are also paid out in respect of Units redeemed as of the end of interim months, to the extent of the applicable percentage of any New Trading Profit attributable to such Units.

WEIGHTED AVERAGE UNITS	12 Months Ended
Dec. 31, 2012
WEIGHTED AVERAGE UNITS
WEIGHTED AVERAGE UNITS

6.   WEIGHTED AVERAGE UNITS

The weighted average number of Units outstanding is computed for purposes of disclosing net income (loss) per weighted average Unit.  The weighted average number of Units outstanding for the years ended December 31, 2012, 2011 and 2010 equals the Units outstanding as of such date, adjusted proportionately for Units subscribed and redeemed based on the respective length of time each was outstanding during the year.

PARTNERS' CAPITAL	12 Months Ended
Dec. 31, 2012
PARTNERS' CAPITAL
PARTNERS' CAPITAL

7.   PARTNERS’ CAPITAL

At December 31, 2012 and 2011, the Net Asset Values of the different Series of the Units were:

December 31, 2012	Net Asset Value	Number of Units	Net Asset Value per Unit

Series A	$220,539,487	230,899,814	$0.9551
Series F	17,551,923	76,090	$230.67
Series G	21,236,500	21,255,467	$0.9991
Series I	2,335,058	1,973,082	$1.1835
Total Partners’ Capital	$261,662,968	254,204,453

December 31, 2011	Net Asset Value	Number of Units	Net Asset Value per Unit

Series A	$343,083,496	327,160,840	$1.0487
Series F	23,238,718	91,900	$252.87
Series G	26,834,991	24,502,547	$1.0952
Series I	2,652,761	2,107,616	$1.2586
Total Partners’ Capital	$395,809,966	353,862,903

BRIM generally holds 1% of the total capital in the Partnership.  BRIM and each Limited Partner share in the profits and losses of the Partnership in proportion to their respective interests in the Partnership.

FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
FAIR VALUE DISCLOSURES
FAIR VALUE DISCLOSURES

8.   FAIR VALUE DISCLOSURES

All investments including derivatives are stated at fair value in the Consolidated Statements of Financial Condition, and changes in fair value are included in Realized and Change in unrealized trading profits and losses in the Consolidated Statements of Operations.

The Partnership records derivatives contracts held in commodities futures trading accounts and cash equivalents at fair value in accordance with ASC 820. ASC 820 defines fair value as the price that the Partnership would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. ASC 820 emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk to the extent the asset or liability is not traded on an exchange or an active market.  Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Partnership. Unobservable inputs are inputs that reflect the General Partner’s assumptions about what information market participants would use to price an asset or liability developed based on the best information available under the circumstances.

ASC 820 establishes a hierarchy that classifies these inputs into the three broad levels listed below:

Level 1 — Price quotations (unadjusted) in active markets/exchanges for identical instruments.

Level 2 — Other than quoted prices included within Level 1 that are observable for substantially the full term of the asset or liability, either directly or indirectly.  Level 2 includes quoted prices (unadjusted) for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and inputs other than quoted prices that are observable or that can be generally corroborated by observable market data, such as those used in models or other valuation methodologies. As a practical expedient, the Partnership relies on the net asset value (or its equivalent) of certain investments as their fair value.

Level 3 — Primarily inputs and significant assumptions that are unobservable in the market place.  Level 3 includes instruments for which there is little, if any, market activity.  These inputs require significant judgment or estimation by the General Partner of the Partnership.

There were no Level 3 assets held at December 31, 2012, December 31, 2011 or during the years then ended.

The following table summarizes the valuation of the Partnership’s investments by the above ASC 820 fair value hierarchy levels as of December 31, 2012 and 2011.

		Fair Value at Reporting Date Using
Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Cash Equivalents	$117,403,824	$117,403,824	$—
Investments in Non-Consolidated LLCs	99,262,759	—	99,262,759
Futures (1)	416,804	416,804	—
Forwards (1)	(2,072,428)	—	(2,072,428)
Options (1)	(29,494)	132,601	(162,095)
	$214,981,465	$117,953,229	$97,028,236

Description	December 31, 2011
Cash Equivalents	$196,117,766	$196,117,766	$—
Investments in Non-Consolidated LLCs	157,474,126	—	157,474,126
Futures (1)	2,420,125	2,420,125	—
Forwards (1)	118,330	—	118,330
Options (1)	(275,414)	(267,264)	(8,150)
	$355,854,933	$198,270,627	$157,584,306

(1) See Condensed Consolidated Schedules of Investments in Note 3 for the values in each commodity industry sector within this table

ASC 820 permits as a practical expedient, the Partnership to measure the fair value of its investments in the Non-Consolidated LLCs on the basis of the net asset value per unit of such investment or the equivalent if the net asset value per share of such investments (or the monetary equivalent) is calculated in a manner consistent with the measurement principles of the Audit and Accounting Guide as of the Partnership’s reporting date. The fair value of the investments in Non-Consolidated LLCs is based on the Partnership’s proportionate share of the fair value of the financial instruments held by the Non-Consolidated LLC, plus any other assets and less any other liabilities held by the Non-Consolidated LLCs which approximates the net asset value per unit.  In accordance with ASC 820, investments in Non-Consolidated LLCs have been considered Level 2 in the fair value hierarchy as the Partnership has the ability to increase or decrease its ownership in the Non-Consolidated LLC at the above basis on the measurement date.

There were no transfers between Level 1 and Level 2 during the year.

OFF-BALANCE SHEET RISK	12 Months Ended
Dec. 31, 2012
OFF-BALANCE SHEET RISK
OFF-BALANCE SHEET RISK

9.              OFF-BALANCE SHEET RISK

The nature of this Partnership has certain risks, which cannot all be presented on the consolidated financial statements.  The following summarizes some of those risks.

Market Risk

Derivative contracts involve varying degrees of off-balance sheet market risk.  Changes in the level or volatility of interest rates, foreign currency exchange rates or the market values of the financial contracts or commodities underlying such open derivative contracts frequently result in changes in the Partnership’s net unrealized profit (loss) / market value on such derivative contracts as reflected in the Consolidated Statements of Financial Condition.  The Partnership’s exposure to market risk is influenced by a number of factors, including the relationships among the derivative contracts held by the Partnership as well as the volatility and liquidity of the markets in which the derivative contracts are traded.  Investments in foreign markets may also entail legal and political risks.

For derivatives, risks arise from changes in the market value of the contracts.  Theoretically, the Partnership is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short.

BRIM has procedures in place intended to control market risk exposure, although there can be no assurance that it will, in fact, succeed in doing so.  These procedures focus primarily on monitoring the trading of the Trading Advisors, calculating the net asset value of the Partnership as of the close of business on each day and reviewing outstanding positions, or reallocating Partnership assets among Trading Advisors (although typically only as of the end of a month) for over-concentrations. BRIM’s basic risk control procedures consist simply of the ongoing process of Trading Advisor monitoring, with the market risk controls being applied by the Trading Advisors themselves.

Credit Risk

The risks associated with exchange-traded contracts are typically perceived to be less than those associated with OTC (non-exchange-traded) transactions, because exchanges typically (but not universally) provide clearinghouse arrangements in which the collective credit (in some cases limited in amount, in some cases not) of the members of the exchange is pledged to support the financial integrity of the exchange. In OTC transactions, on the other hand, traders must rely solely on the credit of their respective individual counterparties. Margins, which may be subject to loss in the event of a default, are generally required in exchange trading, and counterparties may also require margin in the OTC markets.

The Partnership, in its normal course of business, enters into various contracts, with Clearing Brokers acting as its commodity brokers. Pursuant to the brokerage agreements with Clearing Brokers (which includes netting arrangements with each broker), to the extent that such trading results in receivables from and payables to Clearing Brokers, these receivables and payables are offset and reported as a net receivable or payable and included in the Consolidated Statements of Financial Condition under Equity in commodity futures trading accounts.

Concentration Risk

The amount of required margin and good faith deposits with the brokers usually ranges from 1% to 10% of net asset value of the Partnership.  The cash and cash equivalents held to satisfy such requirements at December 31, 2012 and 2011 was $17,940,020 and $17,272,542 respectively, which equals 6.86% and 4.36% of net asset value of the Partnership, respectively.

The Partnership has a substantial portion of its assets on deposit with financial institutions.  In the event of a financial institution’s insolvency, recovery of Partnership assets on deposit may be limited to account insurance or other protection afforded such deposits.

Selective Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Selective Quarterly Financial Data (unaudited)
Selective Quarterly Financial Data (unaudited)

10. Selective Quarterly Financial Data (unaudited)

	Net Income /	Weighted average number of General Partner and Limited Partner Units outstanding				Net Income / (Loss) per weighted average
Quarter Ended	(Loss)	Series A	Series F	Series G	Series I	Series A	Series F	Series G	Series I

December 31, 2012	$(10,922,919)	252,136,637	78,737	21,896,186	2,000,105	$(0.0370)	$(8.80)	$(0.0381)	$(0.0352)
September 30, 2012	(3,396,176)	278,403,557	81,258	22,621,697	1,926,284	(0.0104)	(2.79)	(0.0121)	(0.0073)
June 30, 2012	(229,443)	303,708,654	86,373	23,497,617	1,996,632	(0.0009)	0.13	0.0000	0.0103
March 31, 2012	(16,282,682)	327,717,234	90,659	24,305,942	2,152,850	(0.0432)	(10.34)	(0.0448)	(0.0427)

December 31, 2011	$(14,000,632)	324,770,222	92,337	25,041,655	2,686,980	$(0.0369)	$(9.52)	$(0.0415)	$(0.0370)
September 30, 2011	16,692,303	312,831,615	93,433	25,494,239	2,730,581	0.0454	11.41	0.0496	0.0624
June 30, 2011	(13,551,965)	307,193,411	94,738	26,297,047	2,654,107	(0.0378)	(8.90)	(0.0385)	(0.0362)
March 31, 2011	(6,332,096)	297,988,615	96,347	26,951,719	2,574,311	(0.0181)	(4.31)	(0.0187)	(0.0123)

December 31, 2010	$5,957,314	284,670,875	98,273	27,725,166	2,583,580	$0.0174	$4.30	$0.0187	$0.0266
September 30, 2010	9,708,384	273,646,831	100,000	28,313,021	2,412,345	0.0295	6.89	0.0298	0.0411
June 30, 2010	(5,339,241)	248,806,927	101,826	28,907,866	2,263,044	(0.0174)	(4.31)	(0.0187)	(0.0114)
March 31, 2010	(1,996,015)	219,302,384	105,082	30,194,766	1,278,174	(0.0069)	(2.10)	(0.0089)	0.0102

RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

11.       RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which requires entities to disclose information about financial instructions and derivative instruments that have been offset or that subject to enforceable master netting agreements, to enable users of its financial statements to understand the effect of those arrangements on its financial statements to understand the effect of those arrangements on its financial position.  Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements.  The amendments in ASU 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013, and an entity should provide the disclosures required by the amendments retrospectively for all comparable periods presented.  The Partnership is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

In January 2013, FASB issued ASU 2013-01, Balance Sheet (Topic 210), clarifying the scope of the disclosure about Offsetting Assets and Liabilities (“ASU 2013-01”). This update clarifies that the scope of ASU 2011-11 applied to derivatives accounted for in accordance with Topic 815.  This update is in effect for interim and annual periods beginning on or after January 1, 2013, and an entity should provide the disclosures required by the amendments retrospectively for all the comparable periods presented.  The Partnership is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

12.       SUBSEQUENT EVENTS

The General Partner has evaluated the impact of all subsequent events of the Partnership through the date these consolidated financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements, other than described below.

The General Partner terminated the advisory agreement with the Trading Advisor for Nets Global Horizons, LLC on February 22, 2013 and expects to pay all proceeds to its members before the end of the first quarter of 2013.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of accounting

The Partnership’s consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates. The Partnership qualifies as an investment company under the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide - Investment Companies (the “Audit and Accounting Guide”).

Cash and Cash Equivalents

Cash and Cash Equivalents

The Partnership has defined cash and cash equivalents as cash, money market funds and short-term, highly liquid investments with maturities of three months or less when acquired.  Money market funds, which are included in cash equivalents, are classified as Level 1 valuation inputs (quoted prices in active markets for identical assets) under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

Valuation

Valuation

The Partnership’s policy is to value its financial instruments at fair market value. The Partnership’s commodities futures contracts traded on exchanges are valued at their close price. Foreign currency exchange contracts are valued at the midpoint between the bid and ask prices and are determined as of the close of business of the New York Stock Exchange. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded written options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the prior day’s close price, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by single broker quotes which use mathematical models which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

The value of Investments in Non-Consolidated LLCs is based on the Partnership’s proportionate share of the fair value of the financial instruments held by the Non-Consolidated LLCs plus any other assets and less any other liabilities held by the Non-Consolidated LLCs, which represents the net asset value of the Non-Consolidated LLC. The Non-Consolidated LLCs’ valuation policy is the same as that of the Partnership discussed above. Changes in the value of Investments in Non-Consolidated LLCs are reflected in the Consolidated Statements of Operations as Change in value of Investments in Non-

Consolidated LLCs, and includes the Partnership’s proportionate share of the operations of its investments in the Non-Consolidated LLCs, which includes income and expenses.

Cash at brokers

Cash at brokers —

A portion of the assets maintained at each of the Clearing Brokers is restricted to meet maintenance margin requirements.  Typically, margin requirements range from 1% to 10% of the face value of the derivatives traded.

Net Unrealized Profit (Loss) / Market Value on Open Contracts / Options

Net Unrealized Profit (Loss) / Market Value on Open Contracts / Options -

The Partnership, either directly or indirectly through its subsidiaries, in its normal course of business, enters into various derivatives contracts with MLPF&S, Newedge USA, JPMS, MS&Co., UBS Securities, UBS AG (“UBS”), and State Street each acting as the Partnership’s clearing brokers or derivatives counterparties. Pursuant to the brokerage agreements with MLPF&S, Newedge USA, JPMS, MS&Co. and UBS Securities (which include netting arrangements within each subsidiary), to the extent that such trading results in receivables from and payables to MLPF&S, Newedge USA, JPMS, MS&Co. and UBS Securities, these receivables and payables are offset and reported as a net receivable or payable with each broker.  Net receivables are included in the Consolidated Statements of Financial Condition under Equity in commodity futures trading accounts in Net unrealized profit/market value on open contracts/options; net payables are included in the Consolidated Statements of Financial Condition under Liabilities in Net unrealized loss/ market value on open contracts/options. Receivables and payables are netted by counterparty and Trading Advisor, as appropriate under GAAP.

Commodity futures, forwards and options contracts transactions are recorded on the trade date. The receivables and payables for forwards and options contracts represent the difference between the original contract value and the market value. The receivables and payables for futures contracts represent the variation margin, which is the daily fluctuation in market value of the futures contracts. The change in unrealized profit (loss) on open contracts from one period to the next is reflected in Change in unrealized in the Consolidated Statements of Operations.

Foreign Currency Transactions

Foreign Currency Transactions

The Partnership’s functional currency is the U.S. dollar; however, it has trading activities in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the dates of the Consolidated Statements of Financial Condition.  Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year.  Gains and losses resulting from the translation to U.S. dollars are reported in Realized in the Consolidated Statements of Operations.

Income Taxes

Income Taxes

No provision for income taxes has been made in these consolidated financial statements as each Partner is individually responsible for reporting income or loss based on such Partner’s respective share of the Partnership’s income and expenses as reported for income tax purposes.

The Partnership is subject to the provision of ASC 740, Income Taxes which sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Based on its analysis, the General Partner does not believe that the Partnership has any material uncertain tax positions that would require recognition or measurements in the Partnership’s Consolidated Financial Statements.

The Partnership files U.S. Federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Partnership’s U.S. Federal tax returns are open for the years ended 2012, 2011, 2010, and 2009. The statute of limitations on the Partnership’s state and local tax returns may remain open for an additional year depending on the jurisdiction.

There are no unrecognized tax benefits relating to the accompanying consolidated financial statements.

Distributions

Distributions

The Limited Partners are entitled to receive, equally per Unit, any distributions which may be made by the Partnership.  No such distributions have been declared for the years ended December 31, 2012, 2011 or 2010.

Subscriptions

Subscriptions

Units are offered as of the close of business at the end of each month.  Units are purchased as of the first business day of any month at Net Asset Value, but the subscription request generally must be received by the Transfer Agent at least ten calendar days before the end of the preceding month, or by such other date as determined by the General Partner, the distributor and/or Administrator in their discretion and communicated to the investor. Except as otherwise agreed in accordance with the forgoing,   subscriptions submitted less than ten days before the end of a month will be applied to Unit subscriptions as of the beginning of the second month after receipt, unless revoked by BRIM.

Redemptions

Redemptions

A Limited Partner may redeem some or all of such Partner’s Units at Net Asset Value as of the close of business on the last business day of any calendar month upon at least fifteen calendar days’ notice, or such lesser period as shall be acceptable to the General Partner in its sole discretion in advance of the requested effective date of redemption (“notice period”).  Series A units redeemed on or prior to the end of the twelfth full month after purchase are assessed an early redemption charge of 3% of their Net Asset Value as of the date of redemption which is paid to BRIM. The amount of the fees paid for the years ended December 31, 2012, 2011 and 2010 are $100,928, $82,819 and $76,261, respectively. Series I units are not subject to early redemption charges.

Redemption requests are accepted within the notice period.  Except as may be determined by the General Partner in its sole discretion (as indicated above), the Partnership does not accept any redemption requests after the notice period and redemption requests received after the notice period will be processed the following month.

Indemnifications

Indemnifications

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications.  The Partnership’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Partnership that have not yet occurred.  The Partnership expects the risk of any future obligation under these indemnifications to be remote.

CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Partnership’s futures, forwards and options contracts by type, are presented as Net unrealized profit (loss) / market value on open contracts / options in the Consolidated Statements of Financial Condition as of December 31, 2012 are as follows:

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit (Loss)
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	Market Value on Open	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Contracts/Options	Net Assets	Maturity Dates

Futures
Agriculture	227	$30,992	$(210,917)	$(179,925)	-0.07%	(191)	$137,576	$(47,215)	$90,361	0.04%	$(89,564)	-0.03%	January 13 - December 13
Currencies	671	166,846	(485,889)	(319,043)	-0.12%	(146)	552,029	(8,725)	543,304	0.21%	224,261	0.09%	January 13 - March 13
Energy	513	364,585	(120,408)	244,177	0.09%	(413)	209,763	(292,975)	(83,212)	-0.03%	160,965	0.06%	January 13 - December 13
Interest rates	3,850	553,893	(218,013)	335,880	0.13%	(209)	8,275	(74,463)	(66,188)	-0.03%	269,692	0.10%	January 13 - March 16
Metals	1,042	2,081,342	(671,087)	1,410,255	0.54%	(949)	321,773	(2,229,051)	(1,907,278)	-0.73%	(497,023)	-0.19%	January 13 - March 14
Stock indices	1,219	655,637	(328,838)	326,799	0.12%	(90)	21,870	(195)	21,675	0.01%	348,474	0.13%	January 13 - December 13
Subtotal	7,522	3,853,295	(2,035,152)	1,818,143	0.69%	(1,998)	1,251,286	(2,652,624)	(1,401,338)	-0.53%	416,805	0.16%

Forwards
Currencies		355,855	(287,104)	68,751	0.03%		604,032	(2,745,213)	(2,141,181)	-0.82%	(2,072,430)	-0.79%	January 13 - September 13
Subtotal		355,855	(287,104)	68,751	0.03%		604,032	(2,745,213)	(2,141,181)	-0.82%	(2,072,430)	-0.79%

Options
Currencies	—	2,200	—	2,200	0.00%	—	—	(203,826)	(203,826)	-0.08%	(201,626)	-0.08%	January 13
Energy	33	4,840	—	4,840	0.00%	(33)	—	(32,670)	(32,670)	-0.01%	(27,830)	-0.01%	January 13 - February 13
Interest rates	110	47,438	—	47,438	0.02%	(407)	—	(108,625)	(108,625)	-0.04%	(61,187)	-0.02%	January 13 - February 13
Metals	79	254,000	—	254,000	0.10%	—	—	—	—	0.00%	254,000	0.10%	January 13 - November 13
Stock indices	44	75,350	—	75,350	0.03%	(88)	—	(68,200)	(68,200)	-0.03%	7,150	0.00%	January 13
Subtotal	266	383,828	—	383,828	0.15%	(528)	—	(413,321)	(413,321)	-0.16%	(29,493)	-0.01%

Total	7,788	$4,592,978	$(2,322,256)	$2,270,722	0.87%	(2,526)	$1,855,318	$(5,811,158)	$(3,955,840)	-1.51%	$(1,685,118)	-0.64%

The fair value of the Partnership’s futures, forwards and options contracts by type, are presented as Net unrealized profit (loss) / market value on open contracts / options in the Consolidated Statements of Financial Condition as of December 31, 2011 are as follows:

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	(Loss) Market Value on	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Open Contracts/Options	Net Assets	Maturity Dates

Futures
Agriculture	339	$139,401	$(136,604)	$2,797	0.00%	(488)	$351,394	$(243,839)	$107,555	0.03%	$110,352	0.03%	January 12 - June 12
Currencies	228	262,274	(9,831)	252,443	0.06%	(320)	468,713	(21,679)	447,034	0.12%	699,477	0.18%	January 12 - March 12
Energy	128	57,091	(68,814)	(11,723)	0.00%	(210)	242,395	(32,440)	209,955	0.05%	198,232	0.05%	January 12 - July 12
Interest rates	3,736	1,667,533	(53,994)	1,613,539	0.41%	(112)	4,516	(68,995)	(64,479)	-0.02%	1,549,060	0.39%	January 12 - March 14
Metals	294	27,528	(797,833)	(770,305)	-0.19%	(359)	727,792	(129,151)	598,641	0.15%	(171,664)	-0.04%	January 12 - December 12
Stock indices	548	165,282	(69,952)	95,330	0.02%	(443)	87,807	(148,469)	(60,662)	-0.02%	34,668	0.00%	January 12 - March 12
Subtotal	5,273	2,319,109	(1,137,028)	1,182,081	0.30%	(1,932)	1,882,617	(644,573)	1,238,044	0.31%	2,420,125	0.61%

Forwards
Currencies		737,517	(366,613)	370,904	0.09%		973,241	(1,225,815)	(252,574)	-0.06%	118,330	0.03%	January 12 - July 12
Subtotal		737,517	(366,613)	370,904	0.09%		973,241	(1,225,815)	(252,574)	-0.06%	118,330	0.03%

Options
Currencies	—	31,990	—	31,990	0.01%	—	—	(40,141)	(40,141)	-0.01%	(8,151)	0.00%	January 12 - February 12
Interest rates	140	17,516	—	17,516	0.00%	(232)	—	(234,001)	(234,001)	-0.06%	(216,485)	-0.06%	January 12 - March 12
Stock indices	4	1,507	—	1,507	0.00%	(32)	—	(52,285)	(52,285)	-0.01%	(50,778)	-0.01%	January 12 - June 12
Subtotal	144	51,013	—	51,013	0.01%	(264)	—	(326,427)	(326,427)	-0.08%	(275,414)	-0.07%

Total	5,417	$3,107,639	$(1,503,641)	$1,603,998	0.40%	(2,196)	$2,855,858	$(2,196,815)	$659,043	0.17%	$2,263,041	0.57%

Schedule of Partnership's investment in each Non-Consolidated LLC and relevant financial information

2012

	Partnership’s	Partnership’s	Partnership’s investment %
Non-Consolidated LLC	Fair Value	Cost	of Non-Consolidated LLC	Management Fee	Profit Share	Redemptions Permitted
Alamo Global Horizons, LLC	$17,559,155	$20,116,405	76.18%	2%	20%	Monthly
Breakout Global Horizons, LLC	18,966,146	23,560,266	48.24%	1%	15%	Monthly
Cambridge Global Horizons, LLC	24,462,897	21,260,160	59.84%	2%	20%	Monthly
Nets Global Horizons, LLC	17,110,071	22,837,847	57.54%	2%	17%	Monthly
Quantum Global Horizons, LLC	21,164,490	20,640,437	47.64%	0%	30%	Monthly

Total	$99,262,759	$108,415,115

2011

	Partnership’s	Partnership’s	Partnership’s investment %
Non-Consolidated LLC	Fair Value	Cost	of Non-Consolidated LLC	Management Fee	Profit Share	Redemptions Permitted
Alamo Global Horizons, LLC	$30,058,051	$29,710,429	79.57%	2%	20%	Monthly
Breakout Global Horizons, LLC	32,953,719	34,228,076	56.48%	1%	15%	Monthly
Cambridge Global Horizons, LLC	35,431,925	35,240,173	72.80%	2%	20%	Monthly
Nets Global Horizons, LLC	31,341,984	32,675,816	62.57%	2%	17%	Monthly
Quantum Global Horizons, LLC	27,688,447	26,050,520	58.69%	0%	30%	Monthly

Total	$157,474,126	$157,905,014

Schedule of statement of financial condition

STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31, 2012

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC

ASSETS:
Cash and cash equivalents	$20,377,477	$21,595,885	$4,757,862	$26,712,321	$24,812,881
Equity in commodity futures trading accounts:
Cash (1)	3,478,994	18,089,465	38,461,055	5,138,261	21,435,349
Net unrealized profit on open contracts	262,603	1,042,090	—	—	—
Accrued interest and other assets	2,712	3,325	2,720	1,319	4,094

TOTAL ASSETS	$24,121,786	$40,730,765	$43,221,637	$31,851,901	$46,252,324

LIABILITIES AND MEMBERS’ CAPITAL
LIABILITIES:

Net unrealized loss on open contracts	$—	$—	$175,044	$91,517	$521,711
Due to Partnership	1,026,163	1,108,537	1,680,015	997,556	1,237,006
Redemptions payable	—	230,000	—	950,000	—
Profit Shares payable	—	—	407,841	—	—
Trading Advisors’ management fees payable	9,166	17,164	28,093	22,700	—
Administrator fees payable	8,224	19,706	15,569	17,468	22,826
Professional fees payable	27,361	30,833	26,116	31,250	33,333
Other fees payable	1,368	9,307	6,247	5,667	8,148

Total liabilities	1,072,282	1,415,547	2,338,925	2,116,158	1,823,024

TOTAL MEMBERS’ CAPITAL	23,049,504	39,315,218	40,882,712	29,735,743	44,429,300

TOTAL LIABILITIES AND MEMBERS’ CAPITAL	$24,121,786	$40,730,765	$43,221,637	$31,851,901	$46,252,324

(1) Includes restricted cash of $1,359,877, $7,597,881, $14,557,619, $2,095,713 and $7,392,494, respectively.

STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31, 2011

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC

ASSETS:
Cash and cash equivalents	$32,531,776	$50,348,817	$36,251,279	$43,367,169	$35,571,819
Equity in commodity futures trading accounts:
Cash (1)	4,734,333	8,411,097	13,323,485	7,851,906	13,558,210
Net unrealized profit on open contracts	499,820	342,261	—	—	—
Due from Partnership	—	—	—	161,240	809,141
Accrued interest and other assets	3,874	5,325	—	5,425	2,950

TOTAL ASSETS	$37,769,803	$59,107,500	$49,574,764	$51,385,740	$49,942,120

LIABILITIES AND MEMBERS’ CAPITAL
LIABILITIES:

Net unrealized loss on open contracts	$—	$—	$139,082	$202,983	$850,736
Due to Partnership	744,272	104,738	439,502	—	—
Redemptions payable	—	225,000	—	225,000	75,000
Profit Shares payable	—	—	—	—	113,321
Trading Advisors’ management fees payable	12,886	21,367	22,102	31,716	—
Administrator fees payable	1,214	2,885	1,880	3,254	7,113
Professional fees payable	1,360	2,016	1,532	2,640	8,113
Other fees payable	1,350	702,581	702,418	701,655	903,101

Total liabilities	761,082	1,058,587	1,306,516	1,167,248	1,957,384

TOTAL MEMBERS’ CAPITAL	37,008,721	58,048,913	48,268,248	50,218,492	47,984,736

TOTAL LIABILITIES AND MEMBERS’ CAPITAL	$37,769,803	$59,107,500	$49,574,764	$51,385,740	$49,942,120

(1) Includes restricted cash of $3,320,183, $4,778,193, $2,845,479, $1,710,003 and $3,727,149, respectively.

Schedule of statements of operations

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC
TRADING PROFITS (LOSSES):

Realized	$(695,043)	$(6,295,144)	$9,438,281	$(6,661,564)	$5,853,021
Change in unrealized	(239,088)	687,004	380,791	128,008	309,294
Brokerage commissions and clearing costs	(155,012)	(151,374)	(624,299)	(73,267)	(269,264)

Total trading profits (losses)	(1,089,143)	(5,759,514)	9,194,773	(6,606,823)	5,893,051

INVESTMENT INCOME:
Interest	43,077	52,475	—	47,328	53,066

EXPENSES:
Trading Advisors’ management fees	614,518	488,959	953,699	851,236	—
Profit Shares	—	—	1,173,623	—	2,756,131
Administrator fees	88,694	95,739	113,056	94,334	91,946
Professional fees	152,733	160,459	185,622	158,204	155,086
Other fees	1,058,674	1,132,442	1,435,287	1,110,434	1,115,510
Total expenses	1,914,619	1,877,599	3,861,287	2,214,208	4,118,673

NET INVESTMENT LOSS	(1,871,542)	(1,825,124)	(3,861,287)	(2,166,880)	(4,065,607)

NET INCOME / (LOSS)	$(2,960,685)	$(7,584,638)	$5,333,486	$(8,773,703)	$1,827,444

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2011

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC (3)	Global Horizons, LLC (3)	Global Horizons, LLC (3)	Global Horizons, LLC (2)	Global Horizons, LLC (1)
TRADING PROFITS (LOSSES):

Realized	$417,335	$(2,044,281)	$1,247,299	$(1,308,915)	$4,940,817
Change in unrealized	496,905	342,261	(187,072)	(202,984)	(850,675)
Brokerage commissions and clearing costs	(50,900)	(29,510)	(82,306)	(16,827)	(135,855)

Total trading profits (losses)	863,340	(1,731,530)	977,921	(1,528,726)	3,954,287

INVESTMENT INCOME:
Interest	6,320	6,470	542	9,038	22,125

EXPENSES:
Trading Advisors’ management fees	128,242	97,373	163,276	251,426	—
Profit Shares	—	—	121,673	(153,999)	217,527
Administrator fees	16,445	17,977	19,134	25,182	56,988
Professional fees	9,086	10,465	10,529	14,915	37,367
Other fees	223,369	239,151	260,344	346,064	815,185
Total expenses	377,142	364,966	574,956	483,588	1,127,067

NET INVESTMENT LOSS	(370,822)	(358,496)	(574,414)	(474,550)	(1,104,942)

NET INCOME / (LOSS)	$492,518	$(2,090,026)	$403,507	$(2,003,276)	$2,849,345

     (1) For the period from May 1, 2011 through December 31, 2011.

     (2) For the period from October 1, 2011 through December 31, 2011.

     (3) For the period from November 1, 2011 through December 31, 2011.

Schedule of trading profits (losses) of Partnership's derivatives by instrument type, as well as the location of those gains and losses on the consolidated statement of operations

2012

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$(2,820,296)	$(199,915)	$(3,020,211)
Currencies	(3,263,268)	(232,086)	(3,495,354)
Energy	465,650	(37,269)	428,381
Interest rates	2,717,223	(1,279,367)	1,437,856
Metals	(2,136,315)	(325,359)	(2,461,674)
Stock indices	(403,550)	313,805	(89,745)
Subtotal	(5,440,556)	(1,760,191)	(7,200,747)

Forwards
Currencies	(5,225,167)	(2,190,759)	(7,415,926)

Options
Agriculture	(25,197)	—	(25,197)
Currencies	1,030,112	(185,404)	844,708
Energy	1,006,201	21,872	1,028,073
Interest rates	4,555,729	(45,727)	4,510,002
Metals	62,913	(56,144)	6,769
Stock indices	1,354,178	(16,165)	1,338,013
Subtotal	7,983,936	(281,568)	7,702,368

Total	$(2,681,787)	$(4,232,518)	$(6,914,305)

2011

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$(5,774,791)	$(1,538,257)	$(7,313,048)
Currencies	(992,911)	(1,267,577)	(2,260,488)
Energy	(4,011,563)	(536,058)	(4,547,621)
Interest rates	20,886,245	553,178	21,439,423
Metals	3,345,246	(1,501,750)	1,843,496
Stock indices	(7,339,014)	(446,410)	(7,785,424)
Subtotal	6,113,212	(4,736,874)	1,376,338

Forwards
Currencies	564,076	(2,901,353)	(2,337,277)

Options
Currencies	3,351,068	8,090	3,359,158
Energy	586,225	—	586,225
Interest rates	3,962,742	58,130	4,020,872
Metals	108,137	—	108,137
Stock indices	1,133,607	21,863	1,155,470
Subtotal	9,141,779	88,083	9,229,862

Total	$15,819,067	$(7,550,144)	$8,268,923

2010

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$2,727,967	$888,476	$3,616,443
Currencies	1,488,006	1,953,679	3,441,685
Energy	(9,107,488)	804,131	(8,303,357)
Interest rates	18,957,767	1,481,914	20,439,681
Metals	5,037,153	444,331	5,481,484
Stock indices	(2,288,205)	(216,105)	(2,504,310)
Subtotal	16,815,200	5,356,426	22,171,626

Forwards
Currencies	7,971,614	4,804,823	12,776,437

Options
Agriculture	(18,925)	18,925	—
Currencies	(131,018)	7,377	(123,641)
Energy	(8,990)	8,990	—
Metals	49,843	—	49,843
Stock indices	2,779	(1,900)	879
Subtotal	(106,311)	33,392	(72,919)

Total	$24,680,503	$10,194,641	$34,875,144

Alamo Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Alamo Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	53	$41,903	$—	$41,903	0.18%	(247)	$192,660	$(95,359)	$97,301	0.42%	$139,204	0.60%	March 13
Currencies	215	76,513	(174,782)	(98,269)	-0.43%	(56)	259,056	—	259,056	1.13%	160,787	0.70%	March 13
Energy	9	13,066	(12,524)	542	0.00%	—	—	—	—	0.00%	542	0.00%	February 13
Interest rates	275	1,880	(39,810)	(37,930)	-0.16%	—	—	—	—	0.00%	(37,930)	-0.16%	March 13 - June 13

Total	552	$133,362	$(227,116)	$(93,754)	-0.41%	(303)	$451,716	$(95,359)	$356,357	1.55%	$262,603	1.14%

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

Alamo Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	293	$122,526	$(53,900)	$68,626	0.19%	(300)	$120,283	$(90,608)	$29,675	0.08%	$98,301	0.27%	February 12 - April 12
Currencies	92	32,162	(1,732)	30,430	0.08%	(108)	69,706	(11,735)	57,971	0.16%	88,401	0.24%	March 12
Energy	15	1,192	(17,247)	(16,055)	-0.04%	(48)	95,000	—	95,000	0.25%	78,945	0.21%	January 12 - February 12
Interest rates	438	198,327	(7,059)	191,268	0.52%	(107)	16,963	(2,099)	14,864	0.04%	206,132	0.56%	March 12 - June 12
Metals	57	48,763	(117,901)	(69,138)	-0.19%	(151)	200,209	(134,256)	65,953	0.18%	(3,185)	-0.01%	February 12 - April 12
Stock indices	23	26,467	(2,710)	23,757	0.06%	(28)	12,741	(5,272)	7,469	0.02%	31,226	0.08%	January 12 - March 12

Total	918	$429,437	$(200,549)	$228,888	0.62%	(742)	$514,902	$(243,970)	$270,932	0.73%	$499,820	1.35%

Breakout Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Breakout Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	—	$—	$—	$—	0.00%	(264)	$337,925	$—	$337,925	0.86%	$337,925	0.86%	March 13
Currencies	968	729,065	(307,440)	421,625	1.07%	(183)	365,402	—	365,402	0.93%	787,027	2.00%	March 13
Energy	15	—	(9,341)	(9,341)	-0.02%	(80)	53,800	(225,120)	(171,320)	-0.44%	(180,661)	-0.46%	January 13 - March 13
Interest rates	553	206,994	(238,994)	(32,000)	-0.08%	—	—	—	—	0.00%	(32,000)	-0.08%	March 13 - June 13
Metals	158	—	(266,278)	(266,278)	-0.68%	(103)	—	(335,677)	(335,677)	-0.85%	(601,955)	-1.53%	February 13 - March 13
Stock indices	444	756,597	(24,843)	731,754	1.86%	—	—	—	—	0.00%	731,754	1.86%	January 13 - March 13

Total	2,138	$1,692,656	$(846,896)	$845,760	2.15%	(630)	$757,127	$(560,797)	$196,330	0.50%	$1,042,090	2.65%

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

Breakout Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	—	$—	$—	$—	0.00%	(295)	$—	$(670,687)	$(670,687)	-1.15%	$(670,687)	-1.15%	March 12
Currencies	317	72,800	(101,690)	(28,890)	-0.05%	(329)	651,153	(66,288)	584,865	1.01%	555,975	0.96%	February 12 - March 12
Energy	—	—	—	—	0.00%	(92)	109,560	(67,675)	41,885	0.07%	41,885	0.07%	March 12
Interest rates	285	459,553	—	459,553	0.79%	(402)	—	(4,257)	(4,257)	-0.01%	455,296	0.78%	March 12 - June 12
Metals	—	—	—	—	0.00%	(189)	47,950	(101,838)	(53,888)	-0.09%	(53,888)	-0.09%	February 12 - March 12
Stock indices	—	—	—	—	0.00%	(17)	13,680	—	13,680	0.02%	13,680	0.02%	January 12

Total	602	$532,353	$(101,690)	$430,663	0.74%	(1,324)	$822,343	$(910,745)	$(88,402)	-0.15%	$342,261	0.59%

Cambridge Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

 Cambridge Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	95	$1,398	$(159,683)	$(158,285)	-0.38%	(211)	$159,461	$(49,206)	$110,255	0.27%	$(48,030)	-0.11%	February 13 - May 13
Currencies	251	21,950	(195,816)	(173,866)	-0.43%	(60)	115,239	(12,222)	103,017	0.25%	(70,849)	-0.18%	March 13
Energy	333	988,215	(17,519)	970,696	2.37%	(275)	23,595	(668,170)	(644,575)	-1.58%	326,121	0.79%	January 13 - March 13
Interest rates	4,585	272,084	(392,660)	(120,576)	-0.29%	(309)	13,922	(8,114)	5,808	0.01%	(114,768)	-0.28%	January 13 - December 14
Metals	179	130,109	(110,636)	19,473	0.05%	(238)	120,327	(521,274)	(400,947)	-0.98%	(381,474)	-0.93%	January 13 - April 13
Stock indices	926	253,558	(396,736)	(143,178)	-0.35%	(16)	2,200	(11,350)	(9,150)	-0.02%	(152,328)	-0.37%	January 13 - March 13
Subtotal	6,369	1,667,314	(1,273,050)	394,264	0.97%	(1,109)	434,744	(1,270,336)	(835,592)	-2.05%	(441,328)	-1.08%

Forwards
Currencies		1,626,302	(815,193)	811,109	1.98%		1,137,882	(1,682,707)	(544,825)	-1.33%	266,284	0.65%	March 13

Total	6,369	$3,293,616	$(2,088,243)	$1,205,373	2.95%	(1,109)	$1,572,626	$(2,953,043)	$(1,380,417)	-3.38%	$(175,044)	-0.43%

 The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

 Cambridge Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	95	$121,374	$(9,648)	$111,726	0.23%	(137)	$13,910	$(179,729)	$(165,819)	-0.34%	$(54,093)	-0.11%	February 12 - May 12
Currencies	1	—	(433)	(433)	0.00%	—	—	—	—	0.00%	(433)	0.00%	March 12
Energy	73	—	(85,176)	(85,176)	-0.18%	(85)	65,091	(90)	65,001	0.13%	(20,175)	-0.05%	January 12 - April 12
Interest rates	1,136	316,281	(28,778)	287,503	0.60%	(750)	9,978	(36,453)	(26,475)	-0.05%	261,028	0.55%	January 12 - December 13
Metals	216	172,075	(342,767)	(170,692)	-0.35%	(251)	262,743	(164,615)	98,128	0.20%	(72,564)	-0.15%	January 12 - April 12
Stock indices	60	17,980	(16,768)	1,212	0.00%	(16)	169	—	169	0.00%	1,381	0.00%	January 12 - March 12
Subtotal	1,581	627,710	(483,570)	144,140	0.30%	(1,239)	351,891	(380,887)	(28,996)	-0.06%	115,144	0.24%

Forwards
Currencies		1,355,926	(474,587)	881,339	1.82%		615,879	(1,751,444)	(1,135,565)	-2.35%	(254,226)	-0.53%	March 12

Total	1,581	$1,983,636	$(958,157)	$1,025,479	2.12%	(1,239)	$967,770	$(2,132,331)	$(1,164,561)	-2.41%	$(139,082)	-0.29%

Nets Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

 Nets Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	50	$—	$(128,932)	$(128,932)	-0.43%	(176)	$141,311	$(25,300)	$116,011	0.39%	$(12,921)	-0.04%	February 13 - March 13
Currencies	102	21,032	(71,651)	(50,619)	-0.17%	(20)	120,000	—	120,000	0.40%	69,381	0.23%	March 13
Energy	10	4,989	(6,964)	(1,975)	-0.01%	(34)	33,953	(31,918)	2,035	0.01%	60	0.00%	January 13 - February 13
Interest rates	72	16,661	(9,829)	6,832	0.02%	(18)	12,104	(3,084)	9,020	0.03%	15,852	0.05%	March 13 - June 13
Metals	31	48,405	(35,391)	13,014	0.05%	(52)	26,378	(79,691)	(53,313)	-0.18%	(40,299)	-0.13%	January 13 - March 13
Stock indices	10	3,246	(6,325)	(3,079)	-0.01%	(127)	67,767	(188,278)	(120,511)	-0.41%	(123,590)	-0.42%	January 13 - March 13

Total	275	$94,333	$(259,092)	$(164,759)	-0.55%	(427)	$401,513	$(328,271)	$73,242	0.24%	$(91,517)	-0.31%

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

Nets Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	—	$—	$—	$—	0.00%	(171)	$123,497	$(133,455)	$(9,958)	-0.02%	$(9,958)	-0.02%	February 12 - March 12
Currencies	30	47,905	(887)	47,018	0.09%	(61)	5,251	(4,825)	426	0.00%	47,444	0.09%	March 12
Energy	15	10,456	(18,160)	(7,704)	-0.02%	—	—	—	—	0.00%	(7,704)	-0.02%	January 12 - March 12
Interest rates	41	46,408	—	46,408	0.09%	(148)	4,225	(191,075)	(186,850)	-0.36%	(140,442)	-0.27%	March 12 - September 12
Metals	30	43,748	(174,083)	(130,335)	-0.25%	(68)	230,872	(185,972)	44,900	0.09%	(85,435)	-0.16%	January 12 - March 12
Stock indices	8	13,116	(1,170)	11,946	0.02%	(52)	49,940	(68,774)	(18,834)	-0.04%	(6,888)	-0.02%	January 12 - March 12

Total	124	$161,633	$(194,300)	$(32,667)	-0.07%	(500)	$413,785	$(584,101)	$(170,316)	-0.33%	$(202,983)	-0.40%

Quantum Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Quantum Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	35	$2,559	$(11,257)	$(8,698)	-0.02%	(17)	$5,557	$(1,671)	$3,886	0.01%	$(4,812)	-0.01%	February 13 - March 13
Currencies	247	17,613	(141,677)	(124,064)	-0.28%	(94)	10,408	(14,539)	(4,131)	-0.01%	(128,195)	-0.29%	March 13
Energy	13	8,471	—	8,471	0.02%	(18)	22,753	(835)	21,918	0.05%	30,389	0.07%	January 13 - February 13
Interest rates	436	675,970	(2,705)	673,265	1.52%	(970)	73,045	(357,958)	(284,913)	-0.64%	388,352	0.88%	March 13
Metals	23	36,135	—	36,135	0.08%	(23)	303	(1,184)	(881)	0.00%	35,254	0.08%	February 13 - April 13
Stock indices	75	4,031	(64,252)	(60,221)	-0.14%	(1,296)	106,146	(888,624)	(782,478)	-1.76%	(842,699)	-1.90%	January 13 - March 13

Total	829	$744,779	$(219,891)	$524,888	1.18%	(2,418)	$218,212	$(1,264,811)	$(1,046,599)	-2.35%	$(521,711)	-1.17%

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

Quantum Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	13	$15,504	$(1,508)	$13,996	0.03%	(94)	$1,051	$(125,130)	$(124,079)	-0.26%	$(110,083)	-0.23%	February 12 - March 12
Currencies	32	20,890	(1,841)	19,049	0.04%	(86)	6,846	(38,877)	(32,031)	-0.07%	(12,982)	-0.03%	March 12
Energy	43	1,601	(24,435)	(22,834)	-0.05%	(5)	6,144	—	6,144	0.01%	(16,690)	-0.04%	January 12 - February 12
Interest rates	109	184,811	—	184,811	0.39%	(1,020)	—	(719,141)	(719,141)	-1.49%	(534,330)	-1.10%	March 12 - December 12
Metals	15	5,203	(30,930)	(25,727)	-0.05%	(7)	155	(2,928)	(2,773)	-0.01%	(28,500)	-0.06%	February 12 - April 12
Stock indices	14	2,036	—	2,036	0.00%	(176)	3,174	(153,361)	(150,187)	-0.31%	(148,151)	-0.31%	January 12 - March 12

Total	226	$230,045	$(58,714)	$171,331	0.36%	(1,388)	$17,370	$(1,039,437)	$(1,022,067)	-2.13%	$(850,736)	-1.77%

PARTNERS' CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
PARTNERS' CAPITAL
Schedule of Net Asset Values of the different series of Units

December 31, 2012	Net Asset Value	Number of Units	Net Asset Value per Unit

Series A	$220,539,487	230,899,814	$0.9551
Series F	17,551,923	76,090	$230.67
Series G	21,236,500	21,255,467	$0.9991
Series I	2,335,058	1,973,082	$1.1835
Total Partners’ Capital	$261,662,968	254,204,453

December 31, 2011	Net Asset Value	Number of Units	Net Asset Value per Unit

Series A	$343,083,496	327,160,840	$1.0487
Series F	23,238,718	91,900	$252.87
Series G	26,834,991	24,502,547	$1.0952
Series I	2,652,761	2,107,616	$1.2586
Total Partners’ Capital	$395,809,966	353,862,903

FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE DISCLOSURES
Summary of valuation of the Partnership's investments

The following table summarizes the valuation of the Partnership’s investments by the above ASC 820 fair value hierarchy levels as of December 31, 2012 and 2011.

		Fair Value at Reporting Date Using
Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Cash Equivalents	$117,403,824	$117,403,824	$—
Investments in Non-Consolidated LLCs	99,262,759	—	99,262,759
Futures (1)	416,804	416,804	—
Forwards (1)	(2,072,428)	—	(2,072,428)
Options (1)	(29,494)	132,601	(162,095)
	$214,981,465	$117,953,229	$97,028,236

Description	December 31, 2011
Cash Equivalents	$196,117,766	$196,117,766	$—
Investments in Non-Consolidated LLCs	157,474,126	—	157,474,126
Futures (1)	2,420,125	2,420,125	—
Forwards (1)	118,330	—	118,330
Options (1)	(275,414)	(267,264)	(8,150)
	$355,854,933	$198,270,627	$157,584,306

(1) See Condensed Consolidated Schedules of Investments in Note 3 for the values in each commodity industry sector within this table

Selective Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Selective Quarterly Financial Data (unaudited)
Schedule of selective quarterly financial data (unaudited)

	Net Income /	Weighted average number of General Partner and Limited Partner Units outstanding				Net Income / (Loss) per weighted average
Quarter Ended	(Loss)	Series A	Series F	Series G	Series I	Series A	Series F	Series G	Series I

December 31, 2012	$(10,922,919)	252,136,637	78,737	21,896,186	2,000,105	$(0.0370)	$(8.80)	$(0.0381)	$(0.0352)
September 30, 2012	(3,396,176)	278,403,557	81,258	22,621,697	1,926,284	(0.0104)	(2.79)	(0.0121)	(0.0073)
June 30, 2012	(229,443)	303,708,654	86,373	23,497,617	1,996,632	(0.0009)	0.13	0.0000	0.0103
March 31, 2012	(16,282,682)	327,717,234	90,659	24,305,942	2,152,850	(0.0432)	(10.34)	(0.0448)	(0.0427)

December 31, 2011	$(14,000,632)	324,770,222	92,337	25,041,655	2,686,980	$(0.0369)	$(9.52)	$(0.0415)	$(0.0370)
September 30, 2011	16,692,303	312,831,615	93,433	25,494,239	2,730,581	0.0454	11.41	0.0496	0.0624
June 30, 2011	(13,551,965)	307,193,411	94,738	26,297,047	2,654,107	(0.0378)	(8.90)	(0.0385)	(0.0362)
March 31, 2011	(6,332,096)	297,988,615	96,347	26,951,719	2,574,311	(0.0181)	(4.31)	(0.0187)	(0.0123)

December 31, 2010	$5,957,314	284,670,875	98,273	27,725,166	2,583,580	$0.0174	$4.30	$0.0187	$0.0266
September 30, 2010	9,708,384	273,646,831	100,000	28,313,021	2,412,345	0.0295	6.89	0.0298	0.0411
June 30, 2010	(5,339,241)	248,806,927	101,826	28,907,866	2,263,044	(0.0174)	(4.31)	(0.0187)	(0.0114)
March 31, 2010	(1,996,015)	219,302,384	105,082	30,194,766	1,278,174	(0.0069)	(2.10)	(0.0089)	0.0102

ORGANIZATION (Details)	Dec. 31, 2012 Item
ORGANIZATION
Number of segregation of liabilities	0
Number of assets held in any Portfolio Funds	0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Item	Dec. 31, 2011	Dec. 31, 2010
Valuation
Mean price of exchange-traded option (in dollars per share)	0
Income Taxes
Number of income tax returns under examination	0
Unrecognized tax benefits	$ 0
Distributions
Distributions declared by Partnership to Limited Partners (in dollars per share)	$ 0	$ 0	$ 0
Series A
Redemptions
Period considered for early redemption of units	12 months
Charge for early redemption (as a percent)	3.00%
Charge for early redemption	$ 100,928	$ 82,819	$ 76,261
Minimum
Cash at brokers
Required margin percentage of face value of derivatives traded	1.00%
Subscriptions
Period for receipt of subscription request by transfer agent	10 days
Redemptions
Notice period for redemption of units	15 days
Maximum
Cash at brokers
Required margin percentage of face value of derivatives traded	10.00%

CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Item	Dec. 31, 2011 Item
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	$ (1,685,118)	$ 2,263,041
Percent of Net Assets	(0.64%)	0.57%
Number of contracts closed	181,630	305,162
Premium paid	431,164	144,782
Premium received	265,272	506,379
Minimum percentage of net assets as a threshold for individual contract's unrealized profit or loss	5.00%	5.00%
Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	7,788	5,417
Gross Unrealized Gains	4,592,978	3,107,639
Gross Unrealized Losses	(2,322,256)	(1,503,641)
Unrealized Profit (Loss)	2,270,722	1,603,998
Percent of Net Assets	0.87%	0.40%
Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(2,526)	(2,196)
Gross Unrealized Gains	1,855,318	2,855,858
Gross Unrealized Losses	(5,811,158)	(2,196,815)
Unrealized Profit (Loss)	(3,955,840)	659,043
Percent of Net Assets	(1.51%)	0.17%
Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	416,805	2,420,125
Percent of Net Assets	0.16%	0.61%
Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	7,522	5,273
Gross Unrealized Gains	3,853,295	2,319,109
Gross Unrealized Losses	(2,035,152)	(1,137,028)
Unrealized Profit (Loss)	1,818,143	1,182,081
Percent of Net Assets	0.69%	0.30%
Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,998)	(1,932)
Gross Unrealized Gains	1,251,286	1,882,617
Gross Unrealized Losses	(2,652,624)	(644,573)
Unrealized Profit (Loss)	(1,401,338)	1,238,044
Percent of Net Assets	(0.53%)	0.31%
Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(89,564)	110,352
Percent of Net Assets	(0.03%)	0.03%
Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	227	339
Gross Unrealized Gains	30,992	139,401
Gross Unrealized Losses	(210,917)	(136,604)
Unrealized Profit (Loss)	(179,925)	2,797
Percent of Net Assets	(0.07%)	0.00%
Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(191)	(488)
Gross Unrealized Gains	137,576	351,394
Gross Unrealized Losses	(47,215)	(243,839)
Unrealized Profit (Loss)	90,361	107,555
Percent of Net Assets	0.04%	0.03%
Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	224,261	699,477
Percent of Net Assets	0.09%	0.18%
Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	671	228
Gross Unrealized Gains	166,846	262,274
Gross Unrealized Losses	(485,889)	(9,831)
Unrealized Profit (Loss)	(319,043)	252,443
Percent of Net Assets	(0.12%)	0.06%
Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(146)	(320)
Gross Unrealized Gains	552,029	468,713
Gross Unrealized Losses	(8,725)	(21,679)
Unrealized Profit (Loss)	543,304	447,034
Percent of Net Assets	0.21%	0.12%
Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	160,965	198,232
Percent of Net Assets	0.06%	0.05%
Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	513	128
Gross Unrealized Gains	364,585	57,091
Gross Unrealized Losses	(120,408)	(68,814)
Unrealized Profit (Loss)	244,177	(11,723)
Percent of Net Assets	0.09%	0.00%
Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(413)	(210)
Gross Unrealized Gains	209,763	242,395
Gross Unrealized Losses	(292,975)	(32,440)
Unrealized Profit (Loss)	(83,212)	209,955
Percent of Net Assets	(0.03%)	0.05%
Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	269,692	1,549,060
Percent of Net Assets	0.10%	0.39%
Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	3,850	3,736
Gross Unrealized Gains	553,893	1,667,533
Gross Unrealized Losses	(218,013)	(53,994)
Unrealized Profit (Loss)	335,880	1,613,539
Percent of Net Assets	0.13%	0.41%
Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(209)	(112)
Gross Unrealized Gains	8,275	4,516
Gross Unrealized Losses	(74,463)	(68,995)
Unrealized Profit (Loss)	(66,188)	(64,479)
Percent of Net Assets	(0.03%)	(0.02%)
Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(497,023)	(171,664)
Percent of Net Assets	(0.19%)	(0.04%)
Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	1,042	294
Gross Unrealized Gains	2,081,342	27,528
Gross Unrealized Losses	(671,087)	(797,833)
Unrealized Profit (Loss)	1,410,255	(770,305)
Percent of Net Assets	0.54%	(0.19%)
Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(949)	(359)
Gross Unrealized Gains	321,773	727,792
Gross Unrealized Losses	(2,229,051)	(129,151)
Unrealized Profit (Loss)	(1,907,278)	598,641
Percent of Net Assets	(0.73%)	0.15%
Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	348,474	34,668
Percent of Net Assets	0.13%	0.00%
Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	1,219	548
Gross Unrealized Gains	655,637	165,282
Gross Unrealized Losses	(328,838)	(69,952)
Unrealized Profit (Loss)	326,799	95,330
Percent of Net Assets	0.12%	0.02%
Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(90)	(443)
Gross Unrealized Gains	21,870	87,807
Gross Unrealized Losses	(195)	(148,469)
Unrealized Profit (Loss)	21,675	(60,662)
Percent of Net Assets	0.01%	(0.02%)
Forwards
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(2,072,430)	118,330
Percent of Net Assets	(0.79%)	0.03%
Forwards | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	355,855	737,517
Gross Unrealized Losses	(287,104)	(366,613)
Unrealized Profit (Loss)	68,751	370,904
Percent of Net Assets	0.03%	0.09%
Forwards | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	604,032	973,241
Gross Unrealized Losses	(2,745,213)	(1,225,815)
Unrealized Profit (Loss)	(2,141,181)	(252,574)
Percent of Net Assets	(0.82%)	(0.06%)
Forwards | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(2,072,430)	118,330
Percent of Net Assets	(0.79%)	0.03%
Forwards | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	355,855	737,517
Gross Unrealized Losses	(287,104)	(366,613)
Unrealized Profit (Loss)	68,751	370,904
Percent of Net Assets	0.03%	0.09%
Forwards | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	604,032	973,241
Gross Unrealized Losses	(2,745,213)	(1,225,815)
Unrealized Profit (Loss)	(2,141,181)	(252,574)
Percent of Net Assets	(0.82%)	(0.06%)
Options
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(29,493)	(275,414)
Percent of Net Assets	(0.01%)	(0.07%)
Options | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	266	144
Gross Unrealized Gains	383,828	51,013
Unrealized Profit (Loss)	383,828	51,013
Percent of Net Assets	0.15%	0.01%
Options | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(528)	(264)
Gross Unrealized Losses	(413,321)	(326,427)
Unrealized Profit (Loss)	(413,321)	(326,427)
Percent of Net Assets	(0.16%)	(0.08%)
Options | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(201,626)	(8,151)
Percent of Net Assets	(0.08%)	0.00%
Options | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	2,200	31,990
Unrealized Profit (Loss)	2,200	31,990
Percent of Net Assets	0.00%	0.01%
Options | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Losses	(203,826)	(40,141)
Unrealized Profit (Loss)	(203,826)	(40,141)
Percent of Net Assets	(0.08%)	(0.01%)
Options | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(27,830)
Percent of Net Assets	(0.01%)
Options | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	33
Gross Unrealized Gains	4,840
Unrealized Profit (Loss)	4,840
Percent of Net Assets	0.00%
Options | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(33)
Gross Unrealized Losses	(32,670)
Unrealized Profit (Loss)	(32,670)
Percent of Net Assets	(0.01%)
Options | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(61,187)	(216,485)
Percent of Net Assets	(0.02%)	(0.06%)
Options | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	110	140
Gross Unrealized Gains	47,438	17,516
Unrealized Profit (Loss)	47,438	17,516
Percent of Net Assets	0.02%	0.00%
Options | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(407)	(232)
Gross Unrealized Losses	(108,625)	(234,001)
Unrealized Profit (Loss)	(108,625)	(234,001)
Percent of Net Assets	(0.04%)	(0.06%)
Options | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	254,000
Percent of Net Assets	0.10%
Options | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	79
Gross Unrealized Gains	254,000
Unrealized Profit (Loss)	254,000
Percent of Net Assets	0.10%
Options | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Percent of Net Assets	0.00%
Options | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	7,150	(50,778)
Percent of Net Assets	0.00%	(0.01%)
Options | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	44	4
Gross Unrealized Gains	75,350	1,507
Unrealized Profit (Loss)	75,350	1,507
Percent of Net Assets	0.03%	0.00%
Options | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(88)	(32)
Gross Unrealized Losses	(68,200)	(52,285)
Unrealized Profit (Loss)	(68,200)	(52,285)
Percent of Net Assets	(0.03%)	(0.01%)
Alamo Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	262,603	499,820
Percent of Net Assets	1.14%	1.35%
Alamo Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	552	918
Gross Unrealized Gains	133,362	429,437
Gross Unrealized Losses	(227,116)	(200,549)
Unrealized Profit (Loss)	(93,754)	228,888
Percent of Net Assets	(0.41%)	0.62%
Alamo Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(303)	(742)
Gross Unrealized Gains	451,716	514,902
Gross Unrealized Losses	(95,359)	(243,970)
Unrealized Profit (Loss)	356,357	270,932
Percent of Net Assets	1.55%	0.73%
Alamo Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	139,204	98,301
Percent of Net Assets	0.60%	0.27%
Alamo Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	53	293
Gross Unrealized Gains	41,903	122,526
Gross Unrealized Losses		(53,900)
Unrealized Profit (Loss)	41,903	68,626
Percent of Net Assets	0.18%	0.19%
Alamo Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(247)	(300)
Gross Unrealized Gains	192,660	120,283
Gross Unrealized Losses	(95,359)	(90,608)
Unrealized Profit (Loss)	97,301	29,675
Percent of Net Assets	0.42%	0.08%
Alamo Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	160,787	88,401
Percent of Net Assets	0.70%	0.24%
Alamo Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	215	92
Gross Unrealized Gains	76,513	32,162
Gross Unrealized Losses	(174,782)	(1,732)
Unrealized Profit (Loss)	(98,269)	30,430
Percent of Net Assets	(0.43%)	0.08%
Alamo Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(56)	(108)
Gross Unrealized Gains	259,056	69,706
Gross Unrealized Losses		(11,735)
Unrealized Profit (Loss)	259,056	57,971
Percent of Net Assets	1.13%	0.16%
Alamo Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	542	78,945
Percent of Net Assets	0.00%	0.21%
Alamo Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	9	15
Gross Unrealized Gains	13,066	1,192
Gross Unrealized Losses	(12,524)	(17,247)
Unrealized Profit (Loss)	542	(16,055)
Percent of Net Assets	0.00%	(0.04%)
Alamo Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(48)
Gross Unrealized Gains		95,000
Unrealized Profit (Loss)		95,000
Percent of Net Assets	0.00%	0.25%
Alamo Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(37,930)	206,132
Percent of Net Assets	(0.16%)	0.56%
Alamo Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	275	438
Gross Unrealized Gains	1,880	198,327
Gross Unrealized Losses	(39,810)	(7,059)
Unrealized Profit (Loss)	(37,930)	191,268
Percent of Net Assets	(0.16%)	0.52%
Alamo Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(107)
Gross Unrealized Gains		16,963
Gross Unrealized Losses		(2,099)
Unrealized Profit (Loss)		14,864
Percent of Net Assets	0.00%	0.04%
Alamo Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		(3,185)
Percent of Net Assets		(0.01%)
Alamo Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		57
Gross Unrealized Gains		48,763
Gross Unrealized Losses		(117,901)
Unrealized Profit (Loss)		(69,138)
Percent of Net Assets		(0.19%)
Alamo Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(151)
Gross Unrealized Gains		200,209
Gross Unrealized Losses		(134,256)
Unrealized Profit (Loss)		65,953
Percent of Net Assets		0.18%
Alamo Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		31,226
Percent of Net Assets		0.08%
Alamo Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		23
Gross Unrealized Gains		26,467
Gross Unrealized Losses		(2,710)
Unrealized Profit (Loss)		23,757
Percent of Net Assets		0.06%
Alamo Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(28)
Gross Unrealized Gains		12,741
Gross Unrealized Losses		(5,272)
Unrealized Profit (Loss)		7,469
Percent of Net Assets		0.02%
Breakout Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	1,042,090	342,261
Percent of Net Assets	2.65%	0.59%
Breakout Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	2,138	602
Gross Unrealized Gains	1,692,656	532,353
Gross Unrealized Losses	(846,896)	(101,690)
Unrealized Profit (Loss)	845,760	430,663
Percent of Net Assets	2.15%	0.74%
Breakout Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(630)	(1,324)
Gross Unrealized Gains	757,127	822,343
Gross Unrealized Losses	(560,797)	(910,745)
Unrealized Profit (Loss)	196,330	(88,402)
Percent of Net Assets	0.50%	(0.15%)
Breakout Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	337,925	(670,687)
Percent of Net Assets	0.86%	(1.15%)
Breakout Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Percent of Net Assets	0.00%	0.00%
Breakout Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(264)	(295)
Gross Unrealized Gains	337,925
Gross Unrealized Losses		(670,687)
Unrealized Profit (Loss)	337,925	(670,687)
Percent of Net Assets	0.86%	(1.15%)
Breakout Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	787,027	555,975
Percent of Net Assets	2.00%	0.96%
Breakout Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	968	317
Gross Unrealized Gains	729,065	72,800
Gross Unrealized Losses	(307,440)	(101,690)
Unrealized Profit (Loss)	421,625	(28,890)
Percent of Net Assets	1.07%	(0.05%)
Breakout Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(183)	(329)
Gross Unrealized Gains	365,402	651,153
Gross Unrealized Losses		(66,288)
Unrealized Profit (Loss)	365,402	584,865
Percent of Net Assets	0.93%	1.01%
Breakout Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(180,661)	41,885
Percent of Net Assets	(0.46%)	0.07%
Breakout Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	15
Gross Unrealized Losses	(9,341)
Unrealized Profit (Loss)	(9,341)
Percent of Net Assets	(0.02%)	0.00%
Breakout Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(80)	(92)
Gross Unrealized Gains	53,800	109,560
Gross Unrealized Losses	(225,120)	(67,675)
Unrealized Profit (Loss)	(171,320)	41,885
Percent of Net Assets	(0.44%)	0.07%
Breakout Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(32,000)	455,296
Percent of Net Assets	(0.08%)	0.78%
Breakout Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	553	285
Gross Unrealized Gains	206,994	459,553
Gross Unrealized Losses	(238,994)
Unrealized Profit (Loss)	(32,000)	459,553
Percent of Net Assets	(0.08%)	0.79%
Breakout Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(402)
Gross Unrealized Losses		(4,257)
Unrealized Profit (Loss)		(4,257)
Percent of Net Assets	0.00%	(0.01%)
Breakout Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(601,955)	(53,888)
Percent of Net Assets	(1.53%)	(0.09%)
Breakout Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	158
Gross Unrealized Losses	(266,278)
Unrealized Profit (Loss)	(266,278)
Percent of Net Assets	(0.68%)	0.00%
Breakout Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(103)	(189)
Gross Unrealized Gains		47,950
Gross Unrealized Losses	(335,677)	(101,838)
Unrealized Profit (Loss)	(335,677)	(53,888)
Percent of Net Assets	(0.85%)	(0.09%)
Breakout Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	731,754	13,680
Percent of Net Assets	1.86%	0.02%
Breakout Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	444
Gross Unrealized Gains	756,597
Gross Unrealized Losses	(24,843)
Unrealized Profit (Loss)	731,754
Percent of Net Assets	1.86%	0.00%
Breakout Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(17)
Gross Unrealized Gains		13,680
Unrealized Profit (Loss)		13,680
Percent of Net Assets	0.00%	0.02%
Cambridge Global Horizons, LLC
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(175,044)	(139,082)
Percent of Net Assets	(0.43%)	(0.29%)
Cambridge Global Horizons, LLC | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	6,369	1,581
Gross Unrealized Gains	3,293,616	1,983,636
Gross Unrealized Losses	(2,088,243)	(958,157)
Unrealized Profit (Loss)	1,205,373	1,025,479
Percent of Net Assets	2.95%	2.12%
Cambridge Global Horizons, LLC | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,109)	(1,239)
Gross Unrealized Gains	1,572,626	967,770
Gross Unrealized Losses	(2,953,043)	(2,132,331)
Unrealized Profit (Loss)	(1,380,417)	(1,164,561)
Percent of Net Assets	(3.38%)	(2.41%)
Cambridge Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(441,328)	115,144
Percent of Net Assets	(1.08%)	0.24%
Cambridge Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	6,369	1,581
Gross Unrealized Gains	1,667,314	627,710
Gross Unrealized Losses	(1,273,050)	(483,570)
Unrealized Profit (Loss)	394,264	144,140
Percent of Net Assets	0.97%	0.30%
Cambridge Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,109)	(1,239)
Gross Unrealized Gains	434,744	351,891
Gross Unrealized Losses	(1,270,336)	(380,887)
Unrealized Profit (Loss)	(835,592)	(28,996)
Percent of Net Assets	(2.05%)	(0.06%)
Cambridge Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(48,030)	(54,093)
Percent of Net Assets	(0.11%)	(0.11%)
Cambridge Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	95	95
Gross Unrealized Gains	1,398	121,374
Gross Unrealized Losses	(159,683)	(9,648)
Unrealized Profit (Loss)	(158,285)	111,726
Percent of Net Assets	(0.38%)	0.23%
Cambridge Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(211)	(137)
Gross Unrealized Gains	159,461	13,910
Gross Unrealized Losses	(49,206)	(179,729)
Unrealized Profit (Loss)	110,255	(165,819)
Percent of Net Assets	0.27%	(0.34%)
Cambridge Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(70,849)	(433)
Percent of Net Assets	(0.18%)	0.00%
Cambridge Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	251	1
Gross Unrealized Gains	21,950
Gross Unrealized Losses	(195,816)	(433)
Unrealized Profit (Loss)	(173,866)	(433)
Percent of Net Assets	(0.43%)	0.00%
Cambridge Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(60)
Gross Unrealized Gains	115,239
Gross Unrealized Losses	(12,222)
Unrealized Profit (Loss)	103,017
Percent of Net Assets	0.25%	0.00%
Cambridge Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	326,121	(20,175)
Percent of Net Assets	0.79%	(0.05%)
Cambridge Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	333	73
Gross Unrealized Gains	988,215
Gross Unrealized Losses	(17,519)	(85,176)
Unrealized Profit (Loss)	970,696	(85,176)
Percent of Net Assets	2.37%	(0.18%)
Cambridge Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(275)	(85)
Gross Unrealized Gains	23,595	65,091
Gross Unrealized Losses	(668,170)	(90)
Unrealized Profit (Loss)	(644,575)	65,001
Percent of Net Assets	(1.58%)	0.13%
Cambridge Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(114,768)	261,028
Percent of Net Assets	(0.28%)	0.55%
Cambridge Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	4,585	1,136
Gross Unrealized Gains	272,084	316,281
Gross Unrealized Losses	(392,660)	(28,778)
Unrealized Profit (Loss)	(120,576)	287,503
Percent of Net Assets	(0.29%)	0.60%
Cambridge Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(309)	(750)
Gross Unrealized Gains	13,922	9,978
Gross Unrealized Losses	(8,114)	(36,453)
Unrealized Profit (Loss)	5,808	(26,475)
Percent of Net Assets	0.01%	(0.05%)
Cambridge Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(381,474)	(72,564)
Percent of Net Assets	(0.93%)	(0.15%)
Cambridge Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	179	216
Gross Unrealized Gains	130,109	172,075
Gross Unrealized Losses	(110,636)	(342,767)
Unrealized Profit (Loss)	19,473	(170,692)
Percent of Net Assets	0.05%	(0.35%)
Cambridge Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(238)	(251)
Gross Unrealized Gains	120,327	262,743
Gross Unrealized Losses	(521,274)	(164,615)
Unrealized Profit (Loss)	(400,947)	98,128
Percent of Net Assets	(0.98%)	0.20%
Cambridge Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(152,328)	1,381
Percent of Net Assets	(0.37%)	0.00%
Cambridge Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	926	60
Gross Unrealized Gains	253,558	17,980
Gross Unrealized Losses	(396,736)	(16,768)
Unrealized Profit (Loss)	(143,178)	1,212
Percent of Net Assets	(0.35%)	0.00%
Cambridge Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(16)	(16)
Gross Unrealized Gains	2,200	169
Gross Unrealized Losses	(11,350)
Unrealized Profit (Loss)	(9,150)	169
Percent of Net Assets	(0.02%)	0.00%
Cambridge Global Horizons, LLC | Forwards | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	266,284	(254,226)
Percent of Net Assets	(0.65%)	(0.53%)
Cambridge Global Horizons, LLC | Forwards | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	1,626,302	1,355,926
Gross Unrealized Losses	(815,193)	(474,587)
Unrealized Profit (Loss)	811,109	881,339
Percent of Net Assets	1.98%	1.82%
Cambridge Global Horizons, LLC | Forwards | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	1,137,882	615,879
Gross Unrealized Losses	(1,682,707)	(1,751,444)
Unrealized Profit (Loss)	(544,825)	(1,135,565)
Percent of Net Assets	(1.33%)	(2.35%)
Nets Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(91,517)	(202,983)
Percent of Net Assets	(0.31%)	(0.40%)
Nets Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	275	124
Gross Unrealized Gains	94,333	161,633
Gross Unrealized Losses	(259,092)	(194,300)
Unrealized Profit (Loss)	(164,759)	(32,667)
Percent of Net Assets	(0.55%)	(0.07%)
Nets Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(427)	(500)
Gross Unrealized Gains	401,513	413,785
Gross Unrealized Losses	(328,271)	(584,101)
Unrealized Profit (Loss)	73,242	(170,316)
Percent of Net Assets	0.24%	(0.33%)
Nets Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(12,921)	(9,958)
Percent of Net Assets	(0.04%)	(0.02%)
Nets Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	50
Gross Unrealized Losses	(128,932)
Unrealized Profit (Loss)	(128,932)
Percent of Net Assets	(0.43%)	0.00%
Nets Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(176)	(171)
Gross Unrealized Gains	141,311	123,497
Gross Unrealized Losses	(25,300)	(133,455)
Unrealized Profit (Loss)	116,011	(9,958)
Percent of Net Assets	0.39%	(0.02%)
Nets Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	69,381	47,444
Percent of Net Assets	0.23%	0.09%
Nets Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	102	30
Gross Unrealized Gains	21,032	47,905
Gross Unrealized Losses	(71,651)	(887)
Unrealized Profit (Loss)	(50,619)	47,018
Percent of Net Assets	(0.17%)	0.09%
Nets Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(20)	(61)
Gross Unrealized Gains	120,000	5,251
Gross Unrealized Losses		(4,825)
Unrealized Profit (Loss)	120,000	426
Percent of Net Assets	0.40%	0.00%
Nets Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	60	(7,704)
Percent of Net Assets	0.00%	(0.02%)
Nets Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	10	15
Gross Unrealized Gains	4,989	10,456
Gross Unrealized Losses	(6,964)	(18,160)
Unrealized Profit (Loss)	(1,975)	(7,704)
Percent of Net Assets	(0.01%)	(0.02%)
Nets Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(34)
Gross Unrealized Gains	33,953
Gross Unrealized Losses	(31,918)
Unrealized Profit (Loss)	2,035
Percent of Net Assets	0.01%	0.00%
Nets Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	15,852	(140,442)
Percent of Net Assets	0.05%	(0.27%)
Nets Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	72	41
Gross Unrealized Gains	16,661	46,408
Gross Unrealized Losses	(9,829)
Unrealized Profit (Loss)	6,832	46,408
Percent of Net Assets	0.02%	0.09%
Nets Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(18)	(148)
Gross Unrealized Gains	12,104	4,225
Gross Unrealized Losses	(3,084)	(191,075)
Unrealized Profit (Loss)	9,020	(186,850)
Percent of Net Assets	0.03%	(0.36%)
Nets Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(40,299)	(85,435)
Percent of Net Assets	(0.13%)	(0.16%)
Nets Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	31	30
Gross Unrealized Gains	48,405	43,748
Gross Unrealized Losses	(35,391)	(174,083)
Unrealized Profit (Loss)	13,014	(130,335)
Percent of Net Assets	0.05%	(0.25%)
Nets Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(52)	(68)
Gross Unrealized Gains	26,378	230,872
Gross Unrealized Losses	(79,691)	(185,972)
Unrealized Profit (Loss)	(53,313)	44,900
Percent of Net Assets	(0.18%)	0.09%
Nets Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(123,590)	(6,888)
Percent of Net Assets	(0.42%)	(0.02%)
Nets Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	10	8
Gross Unrealized Gains	3,246	13,116
Gross Unrealized Losses	(6,325)	(1,170)
Unrealized Profit (Loss)	(3,079)	11,946
Percent of Net Assets	(0.01%)	0.02%
Nets Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(127)	(52)
Gross Unrealized Gains	67,767	49,940
Gross Unrealized Losses	(188,278)	(68,774)
Unrealized Profit (Loss)	(120,511)	(18,834)
Percent of Net Assets	(0.41%)	(0.04%)
Quantum Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(521,711)	(850,736)
Percent of Net Assets	(1.17%)	(1.77%)
Quantum Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	829	226
Gross Unrealized Gains	744,779	230,045
Gross Unrealized Losses	(219,891)	(58,714)
Unrealized Profit (Loss)	524,888	171,331
Percent of Net Assets	1.18%	0.36%
Quantum Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(2,418)	(1,388)
Gross Unrealized Gains	218,212	17,370
Gross Unrealized Losses	(1,264,811)	(1,039,437)
Unrealized Profit (Loss)	(1,046,599)	(1,022,067)
Percent of Net Assets	(2.35%)	(2.13%)
Quantum Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(4,812)	(110,083)
Percent of Net Assets	(0.01%)	(0.23%)
Quantum Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	35	13
Gross Unrealized Gains	2,559	15,504
Gross Unrealized Losses	(11,257)	(1,508)
Unrealized Profit (Loss)	(8,698)	13,996
Percent of Net Assets	(0.02%)	0.03%
Quantum Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(17)	(94)
Gross Unrealized Gains	5,557	1,051
Gross Unrealized Losses	(1,671)	(125,130)
Unrealized Profit (Loss)	3,886	(124,079)
Percent of Net Assets	0.01%	(0.26%)
Quantum Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(128,195)	(12,982)
Percent of Net Assets	(0.29%)	(0.03%)
Quantum Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	247	32
Gross Unrealized Gains	17,613	20,890
Gross Unrealized Losses	(141,677)	(1,841)
Unrealized Profit (Loss)	(124,064)	19,049
Percent of Net Assets	(0.28%)	0.04%
Quantum Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(94)	(86)
Gross Unrealized Gains	10,408	6,846
Gross Unrealized Losses	(14,539)	(38,877)
Unrealized Profit (Loss)	(4,131)	(32,031)
Percent of Net Assets	(0.01%)	(0.07%)
Quantum Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	30,389	(16,690)
Percent of Net Assets	0.07%	(0.04%)
Quantum Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	13	43
Gross Unrealized Gains	8,471	1,601
Gross Unrealized Losses		(24,435)
Unrealized Profit (Loss)	8,471	(22,834)
Percent of Net Assets	0.02%	(0.05%)
Quantum Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(18)	(5)
Gross Unrealized Gains	22,753	6,144
Gross Unrealized Losses	(835)
Unrealized Profit (Loss)	21,918	6,144
Percent of Net Assets	0.05%	0.01%
Quantum Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	388,352	(534,330)
Percent of Net Assets	0.88%	(1.10%)
Quantum Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	436	109
Gross Unrealized Gains	675,970	184,811
Gross Unrealized Losses	(2,705)
Unrealized Profit (Loss)	673,265	184,811
Percent of Net Assets	1.52%	0.39%
Quantum Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(970)	(1,020)
Gross Unrealized Gains	73,045
Gross Unrealized Losses	(357,958)	(719,141)
Unrealized Profit (Loss)	(284,913)	(719,141)
Percent of Net Assets	(0.64%)	(1.49%)
Quantum Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	35,254	(28,500)
Percent of Net Assets	0.08%	(0.06%)
Quantum Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	23	15
Gross Unrealized Gains	36,135	5,203
Gross Unrealized Losses		(30,930)
Unrealized Profit (Loss)	36,135	(25,727)
Percent of Net Assets	0.08%	(0.05%)
Quantum Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(23)	(7)
Gross Unrealized Gains	303	155
Gross Unrealized Losses	(1,184)	(2,928)
Unrealized Profit (Loss)	(881)	(2,773)
Percent of Net Assets	0.00%	(0.01%)
Quantum Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(842,699)	(148,151)
Percent of Net Assets	(1.90%)	(0.31%)
Quantum Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	75	14
Gross Unrealized Gains	4,031	2,036
Gross Unrealized Losses	(64,252)
Unrealized Profit (Loss)	(60,221)	2,036
Percent of Net Assets	(0.14%)	0.00%
Quantum Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,296)	(176)
Gross Unrealized Gains	106,146	3,174
Gross Unrealized Losses	(888,624)	(153,361)
Unrealized Profit (Loss)	$ (782,478)	$ (150,187)
Percent of Net Assets	(1.76%)	(0.31%)

CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Partnership's investment and relevant financial information
Partnership's Fair Value	$ 99,262,759	[1]	$ 157,474,126	[1]
Partnership's Cost	108,415,115		157,905,014
Alamo Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	17,559,155		30,058,051
Partnership's Cost	20,116,405		29,710,429
Partnership's investment % of Non-Consolidated LLC	76.18%		79.57%
Management Fee (as a percent)	2.00%		2.00%
Profit Share (as a percent)	20.00%		20.00%
Breakout Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	18,966,146		32,953,719
Partnership's Cost	23,560,266		34,228,076
Partnership's investment % of Non-Consolidated LLC	48.24%		56.48%
Management Fee (as a percent)	1.00%		1.00%
Profit Share (as a percent)	15.00%		15.00%
Cambridge Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	24,462,897		35,431,925
Partnership's Cost	21,260,160		35,240,173
Partnership's investment % of Non-Consolidated LLC	59.84%		72.80%
Management Fee (as a percent)	2.00%		2.00%
Profit Share (as a percent)	20.00%		20.00%
Nets Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	17,110,071		31,341,984
Partnership's Cost	22,837,847		32,675,816
Partnership's investment % of Non-Consolidated LLC	57.54%		62.57%
Management Fee (as a percent)	2.00%		2.00%
Profit Share (as a percent)	17.00%		17.00%
Quantum Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	21,164,490		27,688,447
Partnership's Cost	$ 20,640,437		$ 26,050,520
Partnership's investment % of Non-Consolidated LLC	47.64%		58.69%
Management Fee (as a percent)	0.00%		0.00%
Profit Share (as a percent)	30.00%		30.00%

[1]	See Note 3

CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS:
Cash and cash equivalents	$ 117,403,824	$ 196,117,766
Equity in commodity futures trading accounts:
Cash	58,538,589	50,930,747
Restricted cash (in dollars)	17,940,020	17,272,542
Net unrealized profit on open contracts	1,341,535	2,633,381
Due from Partnership	6,049,277	37,488
Accrued interest and other assets	15,083	11,520
TOTAL ASSETS	282,611,067	407,205,028
LIABILITIES:
Net unrealized loss on open contracts	3,026,653	370,340
Due to Partnership		254,832
Redemptions payable	14,623,211	7,402,636
Profit Shares payable	833,392	498,661
Trading Advisors' management fees payable	347,141	464,787
Administrator fees payable	228,421	375,692
Professional fees payable	762,458	437,409
Other fees payable	147,764	196,672
Total liabilities	20,948,099	11,395,062
Total partners' capital	261,662,968	395,809,966	375,395,713	275,762,918
TOTAL LIABILITIES AND PARTNERS' CAPITAL	282,611,067	407,205,028
Alamo Global Horizons, LLC
ASSETS:
Cash and cash equivalents	20,377,477	32,531,776
Equity in commodity futures trading accounts:
Cash	3,478,994	4,734,333
Restricted cash (in dollars)	1,359,877	3,320,183
Net unrealized profit on open contracts	262,603	499,820
Accrued interest and other assets	2,712	3,874
TOTAL ASSETS	24,121,786	37,769,803
LIABILITIES:
Due to Partnership	1,026,163	744,272
Trading Advisors' management fees payable	9,166	12,886
Administrator fees payable	8,224	1,214
Professional fees payable	27,361	1,360
Other fees payable	1,368	1,350
Total liabilities	1,072,282	761,082
Total partners' capital	23,049,504	37,008,721
TOTAL LIABILITIES AND PARTNERS' CAPITAL	24,121,786	37,769,803
Breakout Global Horizons, LLC
ASSETS:
Cash and cash equivalents	21,595,885	50,348,817
Equity in commodity futures trading accounts:
Cash	18,089,465	8,411,097
Restricted cash (in dollars)	7,597,881	4,778,193
Net unrealized profit on open contracts	1,042,090	342,261
Accrued interest and other assets	3,325	5,325
TOTAL ASSETS	40,730,765	59,107,500
LIABILITIES:
Due to Partnership	1,108,537	104,738
Redemptions payable	230,000	225,000
Trading Advisors' management fees payable	17,164	21,367
Administrator fees payable	19,706	2,885
Professional fees payable	30,833	2,016
Other fees payable	9,307	702,581
Total liabilities	1,415,547	1,058,587
Total partners' capital	39,315,218	58,048,913
TOTAL LIABILITIES AND PARTNERS' CAPITAL	40,730,765	59,107,500
Cambridge Global Horizons, LLC
ASSETS:
Cash and cash equivalents	4,757,862	36,251,279
Equity in commodity futures trading accounts:
Cash	38,461,055	13,323,485
Restricted cash (in dollars)	14,557,619	2,845,479
Accrued interest and other assets	2,720
TOTAL ASSETS	43,221,637	49,574,764
LIABILITIES:
Net unrealized loss on open contracts	175,044	139,082
Due to Partnership	1,680,015	439,502
Profit Shares payable	407,841
Trading Advisors' management fees payable	28,093	22,102
Administrator fees payable	15,569	1,880
Professional fees payable	26,116	1,532
Other fees payable	6,247	702,418
Total liabilities	2,338,925	1,306,516
Total partners' capital	40,882,712	48,268,248
TOTAL LIABILITIES AND PARTNERS' CAPITAL	43,221,637	49,574,764
Nets Global Horizons, LLC
ASSETS:
Cash and cash equivalents	26,712,321	43,367,169
Equity in commodity futures trading accounts:
Cash	5,138,261	7,851,906
Restricted cash (in dollars)	2,095,713	1,710,003
Due from Partnership		161,240
Accrued interest and other assets	1,319	5,425
TOTAL ASSETS	31,851,901	51,385,740
LIABILITIES:
Net unrealized loss on open contracts	91,517	202,983
Due to Partnership	997,556
Redemptions payable	950,000	225,000
Trading Advisors' management fees payable	22,700	31,716
Administrator fees payable	17,468	3,254
Professional fees payable	31,250	2,640
Other fees payable	5,667	701,655
Total liabilities	2,116,158	1,167,248
Total partners' capital	29,735,743	50,218,492
TOTAL LIABILITIES AND PARTNERS' CAPITAL	31,851,901	51,385,740
Quantum Global Horizons, LLC
ASSETS:
Cash and cash equivalents	24,812,881	35,571,819
Equity in commodity futures trading accounts:
Cash	21,435,349	13,558,210
Restricted cash (in dollars)	7,392,494	3,727,149
Due from Partnership		809,141
Accrued interest and other assets	4,094	2,950
TOTAL ASSETS	46,252,324	49,942,120
LIABILITIES:
Net unrealized loss on open contracts	521,711	850,736
Due to Partnership	1,237,006
Redemptions payable		75,000
Profit Shares payable		113,321
Administrator fees payable	22,826	7,113
Professional fees payable	33,333	8,113
Other fees payable	8,148	903,101
Total liabilities	1,823,024	1,957,384
Total partners' capital	44,429,300	47,984,736
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 46,252,324	$ 49,942,120

CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 4) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TRADING PROFITS (LOSSES):
Realized													$ (2,681,787)	$ 15,819,067	$ 24,680,503
Change in unrealized													(4,232,518)	(7,550,144)	10,194,641
Brokerage commissions and clearing costs													(1,015,380)	(2,247,622)	(2,678,247)
Total trading profits (losses)													(17,082,041)	5,590,413	32,196,897
INVESTMENT INCOME:
Interest													219,591	269,659	492,166
EXPENSES:
Trading Advisors' management fees													2,943,719	5,073,428	4,558,253
Profit Shares													355,170	1,490,923	4,126,005
Administrator fees													756,231	1,028,273	1,009,000
Professional fees													976,629	549,755	705,034
Other fees													214,315	429,317	392,000
Total expenses													13,968,770	23,052,462	24,358,621
NET INVESTMENT LOSS													(13,749,179)	(22,782,803)	(23,866,455)
NET INCOME / (LOSS)	(10,922,919)	(3,396,176)	(229,443)	(16,282,682)	(14,000,632)	16,692,303	(13,551,965)	(6,332,096)	5,957,314	9,708,384	(5,339,241)	(1,996,015)	(30,831,220)	(17,192,390)	8,330,442
Alamo Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													(695,043)	417,335
Change in unrealized													(239,088)	496,905
Brokerage commissions and clearing costs													(155,012)	(50,900)
Total trading profits (losses)													(1,089,143)	863,340
INVESTMENT INCOME:
Interest													43,077	6,320
EXPENSES:
Trading Advisors' management fees													614,518	128,242
Administrator fees													88,694	16,445
Professional fees													152,733	9,086
Other fees													1,058,674	223,369
Total expenses													1,914,619	377,142
NET INVESTMENT LOSS													(1,871,542)	(370,822)
NET INCOME / (LOSS)													(2,960,685)	492,518
Breakout Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													(6,295,144)	(2,044,281)
Change in unrealized													687,004	342,261
Brokerage commissions and clearing costs													(151,374)	(29,510)
Total trading profits (losses)													(5,759,514)	(1,731,530)
INVESTMENT INCOME:
Interest													52,475	6,470
EXPENSES:
Trading Advisors' management fees													488,959	97,373
Administrator fees													95,739	17,977
Professional fees													160,459	10,465
Other fees													1,132,442	239,151
Total expenses													1,877,599	364,966
NET INVESTMENT LOSS													(1,825,124)	(358,496)
NET INCOME / (LOSS)													(7,584,638)	(2,090,026)
Cambridge Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													9,438,281	1,247,299
Change in unrealized													380,791	(187,072)
Brokerage commissions and clearing costs													(624,299)	(82,306)
Total trading profits (losses)													9,194,773	977,921
INVESTMENT INCOME:
Interest														542
EXPENSES:
Trading Advisors' management fees													953,699	163,276
Profit Shares													1,173,623	121,673
Administrator fees													113,056	19,134
Professional fees													185,622	10,529
Other fees													1,435,287	260,344
Total expenses													3,861,287	574,956
NET INVESTMENT LOSS													(3,861,287)	(574,414)
NET INCOME / (LOSS)													5,333,486	403,507
Nets Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													(6,661,564)	(1,308,915)
Change in unrealized													128,008	(202,984)
Brokerage commissions and clearing costs													(73,267)	(16,827)
Total trading profits (losses)													(6,606,823)	(1,528,726)
INVESTMENT INCOME:
Interest													47,328	9,038
EXPENSES:
Trading Advisors' management fees													851,236	251,426
Profit Shares														(153,999)
Administrator fees													94,334	25,182
Professional fees													158,204	14,915
Other fees													1,110,434	346,064
Total expenses													2,214,208	483,588
NET INVESTMENT LOSS													(2,166,880)	(474,550)
NET INCOME / (LOSS)													(8,773,703)	(2,003,276)
Quantum Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													5,853,021	4,940,817
Change in unrealized													309,294	(850,675)
Brokerage commissions and clearing costs													(269,264)	(135,855)
Total trading profits (losses)													5,893,051	3,954,287
INVESTMENT INCOME:
Interest													53,066	22,125
EXPENSES:
Profit Shares													2,756,131	217,527
Administrator fees													91,946	56,988
Professional fees													155,086	37,367
Other fees													1,115,510	815,185
Total expenses													4,118,673	1,127,067
NET INVESTMENT LOSS													(4,065,607)	(1,104,942)
NET INCOME / (LOSS)													$ 1,827,444	$ 2,849,345

CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	$ (2,681,787)	$ 15,819,067	$ 24,680,503
Change in Net Unrealized Profits (Losses)	(4,232,518)	(7,550,144)	10,194,641
Net Trading Profits (Losses)	(6,914,305)	8,268,923	34,875,144
Futures
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(5,440,556)	6,113,212	16,815,200
Change in Net Unrealized Profits (Losses)	(1,760,191)	(4,736,874)	5,356,426
Net Trading Profits (Losses)	(7,200,747)	1,376,338	22,171,626
Futures | Agriculture
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(2,820,296)	(5,774,791)	2,727,967
Change in Net Unrealized Profits (Losses)	(199,915)	(1,538,257)	888,476
Net Trading Profits (Losses)	(3,020,211)	(7,313,048)	3,616,443
Futures | Currencies
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(3,263,268)	(992,911)	1,488,006
Change in Net Unrealized Profits (Losses)	(232,086)	(1,267,577)	1,953,679
Net Trading Profits (Losses)	(3,495,354)	(2,260,488)	3,441,685
Futures | Energy
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	465,650	(4,011,563)	(9,107,488)
Change in Net Unrealized Profits (Losses)	(37,269)	(536,058)	804,131
Net Trading Profits (Losses)	428,381	(4,547,621)	(8,303,357)
Futures | Interest rates
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	2,717,223	20,886,245	18,957,767
Change in Net Unrealized Profits (Losses)	(1,279,367)	553,178	1,481,914
Net Trading Profits (Losses)	1,437,856	21,439,423	20,439,681
Futures | Metals
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(2,136,315)	3,345,246	5,037,153
Change in Net Unrealized Profits (Losses)	(325,359)	(1,501,750)	444,331
Net Trading Profits (Losses)	(2,461,674)	1,843,496	5,481,484
Futures | Stock indices
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(403,550)	(7,339,014)	(2,288,205)
Change in Net Unrealized Profits (Losses)	313,805	(446,410)	(216,105)
Net Trading Profits (Losses)	(89,745)	(7,785,424)	(2,504,310)
Forwards | Currencies
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(5,225,167)	564,076	7,971,614
Change in Net Unrealized Profits (Losses)	(2,190,759)	(2,901,353)	4,804,823
Net Trading Profits (Losses)	(7,415,926)	(2,337,277)	12,776,437
Options
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	7,983,936	9,141,779	(106,311)
Change in Net Unrealized Profits (Losses)	(281,568)	88,083	33,392
Net Trading Profits (Losses)	7,702,368	9,229,862	(72,919)
Options | Agriculture
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(25,197)		(18,925)
Change in Net Unrealized Profits (Losses)			18,925
Net Trading Profits (Losses)	(25,197)
Options | Currencies
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	1,030,112	3,351,068	(131,018)
Change in Net Unrealized Profits (Losses)	(185,404)	8,090	7,377
Net Trading Profits (Losses)	844,708	3,359,158	(123,641)
Options | Energy
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	1,006,201	586,225	(8,990)
Change in Net Unrealized Profits (Losses)	21,872		8,990
Net Trading Profits (Losses)	1,028,073	586,225
Options | Interest rates
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	4,555,729	3,962,742
Change in Net Unrealized Profits (Losses)	(45,727)	58,130
Net Trading Profits (Losses)	4,510,002	4,020,872
Options | Metals
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	62,913	108,137	49,843
Change in Net Unrealized Profits (Losses)	(56,144)
Net Trading Profits (Losses)	6,769	108,137	49,843
Options | Stock indices
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	1,354,178	1,133,607	2,779
Change in Net Unrealized Profits (Losses)	(16,165)	21,863	(1,900)
Net Trading Profits (Losses)	$ 1,338,013	$ 1,155,470	$ 879

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 MLPF&S	Dec. 31, 2010 MLPF&S	Dec. 31, 2012 BRIM Series A	Dec. 31, 2012 BRIM Series F	Dec. 31, 2012 BRIM Series G	Dec. 31, 2012 BRIM Series I	Dec. 31, 2012 Affiliated BlackRock money market fund	Dec. 31, 2011 Affiliated BlackRock money market fund
Related party transactions
Period of U.S. Treasury Bill	91 days
Amount for brokerage commissions incurred			$ 23,324	$ 355,643
Sponsor fees (as a percent)					1.25%	1.25%	1.25%	1.00%
Distribution fees (as a percent)					3.00%	3.00%	3.00%
Threshold for reimbursement of Capped Expenses as a portion of Expense Cap					0.0833	0.0833	0.0833	0.0833
Annual expense cap (as a Percent)					7.25%	7.25%	7.25%	4.25%
Amount invested									117,403,824	196,117,766
Due from Non-Consolidated LLCs	6,049,277	37,488	4,883,043
Due to Non-Consolidated LLCs		$ 254,832

ADVISORY AGREEMENTS (Details)	12 Months Ended
Dec. 31, 2012
ADVISORY AGREEMENTS
Advisory agreements term	1 year
Maximum management fees (as a percent)	2.50%
Profit Shares, low end range (as a percent)	15.00%
Profit Shares, high end range (as a percent)	30.00%

PARTNERS' CAPITAL (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 BRIM	Dec. 31, 2012 Series A	Dec. 31, 2011 Series A	Dec. 31, 2010 Series A	Dec. 31, 2009 Series A	Dec. 31, 2012 Series F	Dec. 31, 2011 Series F	Dec. 31, 2010 Series F	Dec. 31, 2009 Series F	Dec. 31, 2012 Series G	Dec. 31, 2011 Series G	Dec. 31, 2010 Series G	Dec. 31, 2009 Series G	Dec. 31, 2012 Series I	Dec. 31, 2011 Series I	Dec. 31, 2010 Series I	Dec. 31, 2009 Series I
Partners' capital
Net Asset Value	$ 261,662,968	$ 395,809,966	$ 375,395,713	$ 275,762,918		$ 220,539,487	$ 343,083,496			$ 17,551,923	$ 23,238,718			$ 21,236,500	$ 26,834,991			$ 2,335,058	$ 2,652,761
Number of Units	254,204,453	353,862,903	317,379,504	229,150,870		230,899,814	327,160,840			76,090	91,900			21,255,467	24,502,547			1,973,082	2,107,616
Net Asset Value per Unit						$ 0.9551	$ 1.0487	$ 1.0968	$ 1.0775	$ 230.67	$ 252.87	$ 264.28	$ 259.29	$ 0.9991	$ 1.0952	$ 1.1446	$ 1.123	$ 1.1835	$ 1.2586	$ 1.2798	$ 1.2255
Ownership interest held in Partnership					1.00%

FAIR VALUE DISCLOSURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value disclosure
Derivative instruments	$ (1,685,118)	$ 2,263,041
Transfers of financial instruments between level 1 and level 2	0
Fair Value
Fair value disclosure
Cash Equivalents	117,403,824	196,117,766
Investments in Non-Consolidated LLCs	99,262,759	157,474,126
Total investments	214,981,465	355,854,933
Fair Value | Futures
Fair value disclosure
Derivative instruments	416,804	2,420,125
Fair Value | Forwards
Fair value disclosure
Derivative instruments	(2,072,428)	118,330
Fair Value | Options
Fair value disclosure
Derivative instruments	(29,494)	(275,414)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value disclosure
Cash Equivalents	117,403,824	196,117,766
Total investments	117,953,229	198,270,627
Quoted Prices in Active Markets for Identical Assets (Level 1) | Futures
Fair value disclosure
Derivative instruments	416,804	2,420,125
Quoted Prices in Active Markets for Identical Assets (Level 1) | Options
Fair value disclosure
Derivative instruments	132,601	(267,264)
Significant Other Observable Inputs (Level 2)
Fair value disclosure
Investments in Non-Consolidated LLCs	99,262,759	157,474,126
Total investments	97,028,236	157,584,306
Significant Other Observable Inputs (Level 2) | Forwards
Fair value disclosure
Derivative instruments	(2,072,428)	118,330
Significant Other Observable Inputs (Level 2) | Options
Fair value disclosure
Derivative instruments	(162,095)	(8,150)
Level 3
Fair value disclosure
Total investments	$ 0	$ 0

OFF-BALANCE SHEET RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk
Cash and cash equivalents held to satisfy requirement of margin and good faith deposits with the brokers	$ 17,940,020	$ 17,272,542
Net asset value of the partnership | Required margin and good faith deposits with brokers
Concentration Risk
Concentration risk (as a percent)	6.86%	4.36%
Cash and cash equivalents held to satisfy requirement of margin and good faith deposits with the brokers	$ 17,940,020	$ 17,272,542
Net asset value of the partnership | Required margin and good faith deposits with brokers | Minimum
Concentration Risk
Concentration risk (as a percent)	1.00%
Net asset value of the partnership | Required margin and good faith deposits with brokers | Maximum
Concentration Risk
Concentration risk (as a percent)	10.00%

Selective Quarterly Financial Data (unaudited) (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Selective quarterly financial data (unaudited)
Net income / (loss)	$ (10,922,919)	$ (3,396,176)	$ (229,443)	$ (16,282,682)	$ (14,000,632)	$ 16,692,303	$ (13,551,965)	$ (6,332,096)	$ 5,957,314	$ 9,708,384	$ (5,339,241)	$ (1,996,015)	$ (30,831,220)		$ (17,192,390)		$ 8,330,442
Series A
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	252,136,637	278,403,557	303,708,654	327,717,234	324,770,222	312,831,615	307,193,411	297,988,615	284,670,875	273,646,831	248,806,927	219,302,384	290,491,520	[1]	310,695,966	[1]	256,606,754	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ (0.037)	$ (0.0104)	$ (0.0009)	$ (0.0432)	$ (0.0369)	$ 0.0454	$ (0.0378)	$ (0.0181)	$ 0.0174	$ 0.0295	$ (0.0174)	$ (0.0069)	$ (0.0917)	[1]	$ (0.0476)	[1]	$ 0.0279	[1]
Series F
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	78,737	81,258	86,373	90,659	92,337	93,433	94,738	96,347	98,273	100,000	101,826	105,082	84,257	[1]	94,216	[1]	101,295	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ (8.8)	$ (2.79)	$ 0.13	$ (10.34)	$ (9.52)	$ 11.41	$ (8.9)	$ (4.31)	$ 4.3	$ 6.89	$ (4.31)	$ (2.1)	$ (21.91)	[1]	$ (11.37)	[1]	$ 4.46	[1]
Series G
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	21,896,186	22,621,697	23,497,617	24,305,942	25,041,655	25,494,239	26,297,047	26,951,719	27,725,166	28,313,021	28,907,866	30,194,766	23,080,361	[1]	25,946,165	[1]	28,785,205	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ (0.0381)	$ (0.0121)	$ 0	$ (0.0448)	$ (0.0415)	$ 0.0496	$ (0.0385)	$ (0.0187)	$ 0.0187	$ 0.0298	$ (0.0187)	$ (0.0089)	$ (0.0951)	[1]	$ (0.0496)	[1]	$ 0.0193	[1]
Series I
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	2,000,105	1,926,284	1,996,632	2,152,850	2,686,980	2,730,581	2,654,107	2,574,311	2,583,580	2,412,345	2,263,044	1,278,174	2,018,968	[1]	2,661,493	[1]	2,134,286	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ (0.0352)	$ (0.0073)	$ 0.0103	$ (0.0427)	$ (0.037)	$ 0.0624	$ (0.0362)	$ (0.0123)	$ 0.0266	$ 0.0411	$ (0.0114)	$ 0.0102	$ (0.0772)	[1]	$ (0.0214)	[1]	$ 0.0726	[1]

[1]	The weighted average number of Units outstanding is computed for purposes of disclosing net income / (loss) per weighted average Unit. The weighted average number of Units outstanding for the years ended December 31, 2012, 2011, and 2010 equals the Units outstanding as of such date, adjusted proportionately for Units sold and redeemed based on the respective length of time each was outstanding during the year.

SUBSEQUENT EVENTS (Details) (Subsequent events)	0 Months Ended
Jan. 31, 2013
Subsequent events
Subsequent Events
Members' capital redeemed (as a percent)	15.00%